UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.___                      [  ]

Post-Effective Amendment No. 59                       [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 60                                                [X]
(Check appropriate box or boxes.)

HENNESSY FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

7250 Redwood Blvd.,
Suite 200,
Novato, California 94945
(Address of Registrant’s Principal Executive Offices)

(800) 966-4354
(Registrant’s Telephone Number, Including Area Code)

Teresa M. Nilsen
Hennessy Advisors, Inc.
7250 Redwood Blvd
Suite 200
Novato, California 94945
(Name and Address of Agent for Service)

Copy to:

Peter D. Fetzer
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)
☐ on (dated) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (dated) pursuant to paragraph (a)(1)
☒ 75 days after filing pursuant to paragraph (a)(2)
☐ on (dated) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of Hennessy Funds Trust (“Registrant”) is being filed to add the Hennessy Stance ESG Large Cap ETF, a new series of Registrant. The current prospectuses and statements of additional information for the other series of Hennessy Funds Trust are not changed by the filing of this Post-Effective Amendment No. 59 to Registrant’s Registration Statement.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS
[●], 2022

Hennessy Stance ESG Large Cap ETF [TICKER]
Listed on NYSE Arca, Inc.

www.hennessyfunds.com | 1-800-966-4354
This ETF is different from traditional ETFs.
Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:
You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.
The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared to other ETFs because it provides less information to traders.
These additional risks may be even greater in bad or uncertain market conditions.
The ETF will publish on its website each day a “Portfolio Reference Basket” designed to help trading in shares of the ETF. While the Portfolio Reference Basket includes all the names of the ETF’s holdings, it is not the ETF’s actual portfolio.
The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF portfolio secret, this ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance.
For additional information regarding the unique attributes and risks of the ETF, see “Principal Investment Risks-Portfolio Reference Basket Structure Risk” in the Summary Section and “Additional Information about the Fund-Portfolio Reference Basket Structure Risk” below.

As with all funds, the Securities and Exchange Commission has not approved or disapproved of this Fund or determined if this Prospectus is truthful or complete.
Any representation to the contrary is a criminal offense.

Contents

Summary Information	1
Additional Investment Information	10
Management of the Fund	11
Shareholder Information
Pricing of Fund Shares	14
How to Purchase and Redeem Shares	14
Book Entry	15
Share Trading Prices on the Exchange	15
Frequent Purchases and Redemption of Shares	15
Dividends and Distributions	16
Tax Information	16
Distributor	19
Premium/Discount Information	19
Continuous Offering	19
Portfolio Reference Basket Structure	20
Guardrail Amount	21
Important Notice Regarding Delivery of Shareholder Documents	21
Electronic Delivery	21
Additional Information	21
Financial Highlights	23
Appendix A – Prior Performance of Similarly Advised Accounts	25

No securities dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus or in approved sales literature in connection with the offer contained herein, and if given or made, such other information or representations must not be relied upon as having been authorized by the Hennessy Stance ESG Large Cap ETF or Hennessy Funds Trust. This prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such an offer.

An investment in the Fund is not a deposit with a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Fund prices will fluctuate, and it is possible to lose money.

SUMMARY INFORMATION
Investment Objective

The Hennessy Stance ESG Large Cap ETF seeks to achieve long-term capital appreciation.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.95%
Expense Reimbursement(1)	(0.10)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.85%
(1) The Fund’s investment manager has contractually agreed to ensure that total operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) do not exceed 0.85% of the Fund’s average daily net assets. The contractual arrangement will continue until December 31, 2024 at which time it will automatically terminate (and it may not be terminated prior to that date). The Fund’s investment manager may recoup reimbursed amounts for three years after the reimbursement occurred if total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such reimbursement or such recoupment.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses are equal to the total annual fund operating expenses after expense reimbursement for the first year and equal to total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$87	$282	$505	$1,148
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund does not have any portfolio turnover information available.

Principal Investment Strategy

The Fund is an actively managed exchange-traded fund (“ETF”) that will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in exchange-traded equity securities of U.S. large capitalization issuers that meet environmental, social, and governance (“ESG”) standards, as determined by the Portfolio Managers. The Fund considers companies within the Russell 1000® Index and S&P 500® Index to be large-capitalization issuers.

In identifying investments for the Fund, the Portfolio Managers utilize three independent processes. First, the Portfolio Managers apply a rules-based ESG methodology that seeks to identify the top 50% from each industry and sub-industry in the universe of large-capitalization companies. Companies that have exclusively or primarily engaged in weapons, tobacco, or thermal coal are generally excluded from consideration. The remaining universe is then quantitatively scored against industry group peers on up to 21 sustainability-related key performance indicators (“KPIs”) such as energy productivity, carbon intensity, water dependence, waste profile, and KPIs relating to governance, including capacity to innovate, unfunded pension fund liabilities, chief executive officer/average worker pay, safety performance, employee turnover, leadership diversity, percentage tax paid, and percent of bonus linked to sustainability performance.  The securities in the top 50% may be retained. The Portfolio Managers utilize data feeds from third parties that the Portfolio Managers consider, in their sole discretion, as trustworthy or have the expertise in specific KPI areas.  The current primary external data source is Corporate Knights Research, an affiliate of Stance Capital, LLC, but such firm or firms may change in the Portfolio Managers’ discretion.  Corporate Knights Research is based in Toronto, and is a leading media firm in Canada focused on climate risk.  For over 20 years, it has published an annual ranking of the most sustainable companies in the world.  Its methodology is rules-based and forms the foundation of the Portfolio Managers’ approach to ESG scoring. Second, the Portfolio Managers apply a machine-learning model that uses financial, risk, and other factors to identify companies that are most likely to outperform both in the absolute returns and in risk-adjusted returns over the next quarter. In the final process, the portfolio is optimized to

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minimize tail risk and maximize diversification. The Portfolio Managers generally rebalance the portfolio quarterly.

Positions are sold quarterly if the Portfolio Managers decide they are no longer optimal in the portfolio. The Fund’s investment portfolio is focused, generally composed of around 30 investment positions.

While investing in a particular sector is not a principal investment strategy of the Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy. While the Fund does not place any restrictions on its level of sector concentration, it will limit its investments in industries within any particular sector to less than 25% of the Fund’s total assets. On each rebalancing date, investments within a particular sector will also be capped at up to twice the weight of the sector within the S&P 500 Index.

Semi-Transparent Actively-Managed ETF with Portfolio Reference Basket Structure: The Fund is an actively-managed, semi-transparent ETF. Unlike traditional ETFs, which generally publish their portfolio holdings on a daily basis, the Fund discloses a portfolio transparency substitute—the “Portfolio Reference Basket”—and certain related information about the Portfolio Reference Basket relative to the Fund’s actual portfolio (“Actual Portfolio”) holdings (the “Portfolio Reference Basket Disclosures”), which are intended to help keep the market price of the Fund’s shares trading at or close to the underlying net asset value (“NAV”) per share of the Fund.  While the Portfolio Reference Basket includes all of the Fund’s holdings, it is not the Fund’s Actual Portfolio because the holdings will be weighted differently, subject to a minimum weightings overlap of 90% with the Fund’s Actual Portfolio at the beginning of each trading day. The Fund also discloses the maximum deviation between the weightings of the specific securities in the Portfolio Reference Basket and the weightings of those specific securities in the Actual Portfolio, as well as between the weighting of the respective cash positions (the “Guardrail Amount”). The Guardrail Amount is intended to ensure that no individual security in the Portfolio Reference Basket will be overweighted or underweighted by more than the publicly disclosed percentage when compared to the actual weighting of each security within the Actual Portfolio as of the beginning of each trading day. The Fund is actively managed and does not seek to track an index.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money.

Portfolio Reference Basket Structure Risk: Unlike traditional ETFs that provide daily disclosure of their portfolio holdings, the Fund discloses the identities of all portfolio holdings daily, but not the exact quantities or weightings. Instead, the Fund discloses a Portfolio Reference Basket generated each day by a proprietary algorithmic process that is designed to closely track the daily performance of the Fund’s Actual Portfolio on any given trading day. Although the Portfolio Reference Basket and Portfolio Reference Basket Disclosures are intended to provide authorized participants (“APs”) and other market participants with enough information to allow

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them to engage in effective arbitrage transactions that will help keep the market price of the Fund’s shares trading at or close to the underlying NAV per share of the Fund, there is a risk that market prices will vary significantly from the underlying NAV of the Fund, which may be heightened during periods of market disruption or volatility. Similarly, the Fund’s shares may trade at a wider bid/ask spread than shares of traditional ETFs and may therefore be more costly for investors to trade, which may be heightened during periods of market disruption or volatility. “Bid” refers to the highest price a buyer will pay to buy a specified number of shares of a stock at any given time. “Ask” refers to the lowest price at which a seller will sell the stock. The difference between the bid price and the ask price is called the “spread.” Additionally, the Portfolio Reference Basket structure itself may result in additional trading costs because the Fund may receive or deliver holdings in different weightings on any given day than the weightings of the Fund’s Actual Portfolio, which may result in portfolio turnover, and related transaction costs, to realign the Actual Portfolio with the Fund’s intended investment strategy. In addition, although the Fund seeks to benefit from keeping its Actual Portfolio secret, market participants may attempt to use the Portfolio Reference Basket to identify the Fund’s trading strategy, which, if successful, could result in such market participants engaging in certain predatory practices that may potentially harm the Fund and its shareholders, such as front running the Fund’s trading activity or free riding on the Fund’s investment strategy. There can be no assurance that the Portfolio Reference Basket structure will operate as intended. The Portfolio Reference Basket structure is novel and not yet proven as an effective arbitrage mechanism. The effectiveness of the Portfolio Reference Basket structure as an arbitrage mechanism is contingent upon, among other things, the effectiveness of the proprietary algorithmic process employed to create a Portfolio Reference Basket that performs in a manner substantially identical to the performance of the Fund’s Actual Portfolio and the willingness of APs and other market participants to trade based on the Portfolio Reference Basket. Although the Fund provides an independent third party with information to generate the Portfolio Reference Basket, the Fund is not involved in the actual calculation of the Portfolio Reference Basket and is not responsible for the calculation or dissemination of the Portfolio Reference Basket. The Fund makes no warranty as to the accuracy of the Portfolio Reference Basket or that it will produce the intended results. In the event that the Portfolio Reference Basket structure does not result in effective arbitrage opportunities in the Fund’s shares, the Fund may exhibit wider premiums/discounts, bid/ask spreads, and tracking error than traditional ETFs. For at least the first three years after the Reorganization, if the tracking error (relative to the Actual Portfolio) exceeds 1%, or if, for 30 or more days in any quarter or 15 days in a row, the absolute difference between either the closing price or the mid-point of the highest bid and lowest offer at the time of calculation of the NAV (the “Bid/Ask Price”), on one hand, and NAV, on the other, exceeds 2.00% or the bid/ask spread exceeds 2.00%, the Investment Manager will recommend appropriate remedial measures to the Board of Trustees for its consideration, which may include, but are not limited to, liquidation of the Fund.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk: Only an AP may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers or liquidity providers in the marketplace. To the extent either of the following events occur, the Fund’s shares may trade at a material discount to NAV and possibly face trading halts or delisting: (i) APs exit the business or otherwise become unable to process creation or redemption orders and no other APs step forward to perform

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these services, or (ii) market makers or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers, or liquidity providers may be less willing to transact in Fund shares. Further, the Fund is utilizing a novel and unique structure, which may affect the number of entities willing to act as APs, market makers, or liquidity providers.

Cash Transactions Risk: Unlike traditional ETFs, the securities in the Fund’s basket of securities exchanged for a Creation Unit will not correspond pro rata to the positions in the Fund’s portfolio, and the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to /or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

Secondary Market Trading Risk: Although the Fund’s shares are listed on a national securities exchange, the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities or the financial instruments composing the Portfolio Reference Basket or Actual Portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. If the Exchange becomes aware that the NAV, Portfolio Reference Basket, or Actual Portfolio is not disseminated to all market participants at the same time, the Exchange shall halt trading in such series until such time as the NAV, Portfolio Reference Basket, or Actual Portfolio is available to all market participants at the same time. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange. Additional rules applicable to the Exchange may halt trading in shares when extraordinary volatility causes sudden, significant swings in the market price of shares. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell shares of the Fund. Trading halts may have more effect on the Fund because of its semi-transparent structure. There can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of the Fund’s shares may begin to mirror the liquidity of the Fund’s underlying holdings, which can be significantly less liquid than the Fund’s shares.

Shares May Trade at Prices other than NAV Risk: As with all ETFs, the Fund’s shares may be bought and sold in the secondary market at market prices. Although the Portfolio Reference

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Basket structure is intended to provide market participants with enough information to allow for an effective arbitrage mechanism that will help to keep the market price of the Fund’s shares at or close to the Fund’s NAV, there is a risk that market prices for Fund shares will vary significantly from the Fund’s NAV. This risk is heightened in times of market disruption or volatility or periods of steep market declines. The market price of shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your Fund shares. This risk may be greater for the Fund than for traditional ETFs that disclose their full portfolio holdings on a daily basis because the publication of the Portfolio Reference Basket does not provide the same level of transparency as the daily publication of the actual portfolio by a traditional ETF. This could cause the Fund’s shares to have wider bid/ask spreads and larger premiums/discounts than traditional ETFs using the same or similar investment strategies. Therefore, the Fund’s shares may cost investors more to trade than traditional ETF shares, especially during periods of market disruption or volatility.

Limitations of Intraday Indicative Value (IIV) Risk: The Exchange or a market data vendor intends to disseminate the approximate per share value of the Fund’s Portfolio Reference Basket every 15 seconds (the ‘‘intraday indicative value’’ or ‘‘IIV’’). The IIV should not be viewed as a ‘‘real-time’’ update of the NAV per share of the Fund because (i) the IIV is not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day, (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV, (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses, and (iv) the IIV is based on the Portfolio Reference Basket and not on the Fund’s Actual Portfolio. The Fund, the Investment Manager, and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the Fund’s IIV, and the Fund, the Investment Manager, and their affiliates do not make any warranty as to the accuracy of these calculations.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, or may incur substantial losses and may limit or stop purchases of the Fund.

Environmental, Social, and Governance Investing Risk. ESG investing risk is the risk stemming from the environmental, social, and governance factors that the Fund applies in selecting securities. The Fund intends to invest in companies with measurable high ESG ratings relative to their sector peers, and screen out particular companies that do not meet its ESG criteria. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities. The Fund’s returns may be lower than other funds that do not seek to invest in companies based on ESG ratings or screen out certain companies or industries. The Fund seeks to identify companies that it believes may have higher ESG ratings, but investors may differ

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in their views of ESG characteristics. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Large-Cap Companies Risk: The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

Model Risk: The Fund seeks to pursue its investment objective by using proprietary models that incorporate quantitative analysis. Investments selected using these models may perform differently than as forecasted due to the factors incorporated into the models and the weighting of each factor, changes from historical trends, and issues in the construction and implementation of the models (including, but not limited to, software issues and other technological issues). There is no guarantee that the Portfolio Managers’ use of these models will result in effective investment decisions for the Fund. The information and data used in the models may be supplied by third parties. Inaccurate or incomplete data may limit the effectiveness of the models. In addition, some of the data that the models use may be historical data, which may not accurately predict future market movement. There is a risk that the models will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

New Fund Risk: The Fund is a recently organized, diversified management investment company with a limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.

High Portfolio Turnover Risk: High portfolio turnover will produce higher transaction costs (such as brokerage commissions and dealer markups) that the Fund must pay, thus reducing the Fund’s performance. High portfolio turnover may also result in higher taxes when Fund shares are held in a taxable account.

Sector Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The Fund is currently substantially invested in the Consumer Discretionary and Health Care sectors and its performance is therefore tied closely to, and affected by, developments in these industries. Companies in the Consumer Discretionary sector may be affected by commodity price volatility, consumer preferences, competition, changing demographics, and labor relations. These companies depend heavily on disposable household income and consumer spending, and social trends and marketing campaigns may significantly affect demand for their products. Consumer discretionary companies may also lose value more quickly in periods of economic downturns because their products are viewed as nonessential luxury items. Companies in the Health Care

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sector are subject to extensive government regulation and can be significantly affected by government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, and an increased emphasis on outpatient services.

Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. In particular, Congress is considering substantial changes to U.S. federal income tax laws, and some with retroactive effect, that could result in substantial adverse U.S. federal income tax consequences to the Fund and its shareholders. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Predatory Trading Practices Risk:  Although the Fund seeks to benefit from keeping its portfolio holdings information secret, market participants may attempt to use the Portfolio Reference Basket and related Portfolio Reference Basket Disclosures to identify the Fund’s holdings and trading strategy. If successful, this could result in such market participants engaging in predatory trading practices that could harm the Fund and its shareholders. The Portfolio Reference Basket and related Portfolio Reference Basket Disclosures have been designed to minimize the risk that market participants could “reverse engineer” the Fund’s portfolio and investment strategy, but they may not be successful in this regard.

Performance Information

Performance information for the Stance Equity ESG Large Cap Core ETF, a series of The RBB Fund, Inc. (the "Predecessor Fund") is not included because the Predecessor Fund did not have a full calendar year of performance prior to December 31, 2021.  When the Fund has been in operation for a full calendar year, performance information will be shown in the Fund Prospectus. Updated performance information for the Fund will be available at www.hennessyfunds.com.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisors

Stance Capital, LLC (“Stance Capital”) and Vident Investment Advisory, LLC (“Vident”) serve as sub‑advisors to the Fund.

Portfolio Managers

The Stance Capital team, which comprises Bill Davis and Kyle Balkissoon, is primarily responsible for the day‑to‑day management of the portfolio of the Fund and for developing and executing the Fund’s investment program, other than the trading functions delegated to Vident. Each of Messrs. Davis and Balkissoon have served as a Portfolio Manager of the Fund since its inception in March 2021 and is also a Managing Director of Stance Capital.

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The Vident team, which comprises Rafael Zayas and Ryan Dofflemeyer, is primarily responsible for selecting broker-dealers to execute purchase and sale transactions for the Fund, as instructed by Stance Capital. Each of Messrs. Zayas and Dofflemeyer have served as a Portfolio Manager of the Fund since its inception in March 2021.Mr. Zayas also serves as a Senior Vice President, Head of Portfolio Management and Trading at Vident.

Purchase and Sale of Fund Shares

Shares of the Fund are listed on a national securities exchange, such as the Exchange, and most investors will buy and sell shares through brokers at market prices, rather than NAV. Because shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market.

The Fund issues and redeems shares at NAV only in large blocks known as “Creation Units,” which only APs (typically broker-dealers) may purchase or redeem. Creation Units generally consist of 5,000 shares, though this may change from time to time. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities or cash.

The Fund is new and therefore does not have any information regarding how often shares are traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund. Once available, this information will be presented, free of charge, on the Fund’s website at www.hennessyfunds.com.

Tax Information

The Fund’s distributions generally will be taxable to you as ordinary income or capital gains regardless of whether they are paid in cash or reinvested in Fund shares, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case such distributions may be taxable at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for performing shareholder services or distribution-related services for the Fund. If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.
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ADDITIONAL INVESTMENT INFORMATION

In order to provide a degree of flexibility, the Fund may change its investment objective without obtaining shareholder approval. If the Fund does so, it must provide 60 days’ notice to shareholders prior to implementing the change. An investment objective is not a guarantee.

The Statement of Additional Information for the Fund, which is incorporated by reference into this Prospectus, contains a description of the Fund’s policies and procedures regarding disclosure of its portfolio holdings.

If the Fund acquires another fund, the Fund may hold indefinitely the portfolio securities transferred to the Fund from the acquired fund (“acquired portfolio securities”) unless this violates the investment limitations of the Fund.  The Fund may sell acquired portfolio securities in the ordinary course of business in order to rebalance its portfolio or adjust its portfolio in accordance with its investment strategy or to meet redemption requests.

Shareholders can access information about the Portfolio Reference Basket and Portfolio Reference Basket Disclosures for each business day on hennessyfunds.com. Recent information, including information regarding the Fund’s NAV, market price, premiums and discounts, and bid/ask spreads, is also available at hennessyfunds.com.

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MANAGEMENT OF THE FUND

Investment Manager

Hennessy Advisors, Inc. is a registered investment advisor and is the investment manager of the Fund. The Investment Manager’s address is 7250 Redwood Boulevard, Suite 200, Novato, CA 94945.

The Investment Manager has been providing investment advisory services since 1989. The Investment Manager furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. As of August 31, 2022, the Investment Manager managed over $3.2 billion of net assets on behalf of Hennessy Funds Trust (the “Trust”), of which the Fund is a separate series.

Management Fees

For its services, the Fund pays the Investment Manager a unitary management fee that is computed daily and paid monthly at an annual rate of 0.95%. For the fiscal year ended August 31, 2021, the Predecessor Fund’s investment manager received a unitary management fee of 0.85% of the average daily net assets of the Predecessor Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and the sub-advisory agreements for the Fund will available in the Fund’s first annual or semi-annual report to shareholders.

Sub-Advisors

The Investment Manager has delegated the day-to-day management of the portfolio composition of the Fund to Stance Capital, LLC (“Stance Capital”), located at 131 Dartmouth Street, 3rd Floor, Boston, MA 02116, other than the trading functions delegated to Vident Investment Advisory, LLC. Stance Capital has been registered with the Securities and Exchange Commissions (the “SEC”) as an investment advisor since 2021.

The Investment Manager has delegated the responsibility for selecting broker-dealers to execute purchase and sale transactions for the Fund, as instructed by Stance Capital, to Vident Investment Advisory, LLC (“Vident”), located at 1125 Sanctuary Parkway, Suite 515, Alpharetta, GA 30009. Vident has been registered with the SEC as an investment advisor since 2014.

Portfolio Managers Employed by Stance Capital

The Fund’s management is conducted with research, stock selection, portfolio composition, and day-to-day trading decisions distributed equally among the Portfolio Managers unless specifically noted otherwise.

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Bill Davis has served as a Portfolio Manager of the Fund since its inception in 2021. Mr. Davis founded Stance Capital, LLC to bring to market investment portfolios that mitigate material environmental, social, and governance risks and generate excess returns while at the same time allowing investors to align their portfolios with their belief systems. Prior to forming Stance Capital, Mr. Davis was co-founder and Managing Director of Empirical Asset Management, and a Portfolio Manager on EAM Sustainable Equity, a strategy he launched in 2014. Prior to co-founding Empirical, he was the founder and CEO of Ze-gen, a venture and private equity backed renewable energy company. Mr. Davis received a B.A. from Connecticut College, and his career in business has included serving as CEO or founder of numerous companies including Database Marketing Corporation, Holland Mark, and Cambridge Brand Analytics. He serves on the Board of Ceres, chairs Ceres’ President’s Council, and leads a shareholder engagement effort within Climate Action 100+, a collaborative effort between United Nations Principles of Responsible Investment (UNPRI) and Ceres.

Kyle Balkissoon has served as a Portfolio Manager of the Fund since its inception in 2021. Mr. Balkissoon joined Stance Capital  to leverage and advance state-of-the-art machine learning and analysis methods to help clients outperform while adhering to their values. Prior to joining Stance Capital, Kyle led Cognitive Forecasting at IBM, where he was responsible for the development of large forecasting systems for clients in areas such as sales growth, crop yield, replenishment, demand forecasting, advertising, and others. He was an independent data science consultant and led quantitative ESG research at Corporate Knights Capital. Kyle has an M.SC in Financial Markets from EDHEC, a B.Sc in Mathematical Sciences from McMaster University, and a B.A. in Economics from McMaster University. He has contributed to several open source packages in the quantitative finance space and given talks at various conferences in quantitative finance.

Rafael Zayas, CFA, has served as a Portfolio Manager of the Fund since its inception in 2021. Mr. Zayas has over 15 years of trading and portfolio management experience in global equity products and ETFs. He is SVP, Head of Portfolio Management and Trading at Vident with a prior focus on international equities and specializing in managing and trading of developed, emerging, and frontier market portfolios. Prior to joining Vident, he was a Portfolio Manager at Russell Investments for over $5 billion in quantitative strategies across global markets, including emerging, developed and frontier markets and listed alternatives. Before that, he was an equity Portfolio Manager at BNY Mellon Asset Management, where he was responsible for $150 million in internationally listed global equity ETFs and assisted in managing $3 billion of global ETF assets. Mr. Zayas holds a B.S. in Electrical Engineering from Cornell University.

Ryan Dofflemeyer has served as a Portfolio Manager of the Fund since its inception in 2021. Mr. Dofflemeyer has over 16 years of trading and portfolio management experience across various asset classes including both ETFs and mutual funds. He is Senior Portfolio Manager for Vident, specializing in managing and trading of global equity and multi-asset portfolios. Prior to joining Vident, he was a Senior Portfolio Manager at Proshares for over $3 billion in ETF assets across global equities, commodities, and volatility strategies. Before that, he was a Research Analyst at the Investment Company Institute in Washington DC. Mr. Dofflemeyer holds a B.A. from the University of Virginia and an MBA from the University of Maryland.

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Sub-Advisory Fee

The Investment Manager pays Stance Capital a sub-advisory fee calculated daily and paid monthly at an annual rate of 0.40% of the Fund’s average daily net assets up to $125 million, 0.37% of average daily net assets for assets over $125 million and up to $250 million, and 0.35% for average daily net assets in excess of $250 million. The Investment Manager pays Vident a sub-advisory fee calculated daily and paid monthly at an annual rate of 0.05 % of the Fund’s average daily net assets up to $250 million, 0.045% of average daily net assets for assets over $250 million and up to $500 million, and 0.04% for average daily net assets in excess of $500 million.  In addition, the Investment Manager has agreed to pay a minimum sub-advisory fee to Vident of $18,750 on an annual basis. The Investment Manager pays sub-advisory fees from its own assets, and these fees are not additional expenses of the Fund.  For the fiscal year ended August 31, 2021, the Predecessor Fund’s investment manager (not the Predecessor Fund) paid a sub-advisory fee, based upon the daily net assets of the Predecessor Fund, at an annual rate of 0.40% to Stance Capital and at an annual rate of 0.05 % of average daily net assets up to $250 million, 0.045% of average daily net assets for assets over $250 million and up to $500 million, and 0.04% for average daily net assets in excess of $500 million.

Additional Investment Manager and Sub-Advisor Information

The Statement of Additional Information for the Fund, which is incorporated by reference into this Prospectus, provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Fund.

The Investment Manager has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolios and, as such, performs the following services for the Fund:

•	sets the Fund’s overall investment strategies;
•	performs daily reconciliations of the Fund’s positions and cash;
•	monitors the liquidity of the Fund;
•	monitors the Fund’s compliance with its investment objectives and restrictions and federal securities laws;
•	maintains a comprehensive compliance program and conducts ongoing reviews of the compliance programs of the Fund’s sub-advisors;
•
oversees the selection and continued employment of the Fund’s sub-advisors, reviews the Fund’s investment performance, and monitors the sub-advisors’
adherence to the Fund’s investment objectives, policies, and restrictions;

•	oversees outside service providers;
•	maintains in-house marketing and distribution departments on behalf of the Fund;
•	prepares or directs the preparation of all regulatory filings for the Fund;
•	oversees distribution of the Fund through third-party broker/dealers and independent financial institutions;
•
pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives;

•	provides a quarterly compliance certification to the Board; and
•	prepares or reviews all Board materials, frequently presents to the Board and leads Board discussions, prepares or reviews all meeting minutes, and arranges for Board training and education.
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SHAREHOLDER INFORMATION

Pricing of Fund Shares

The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is called the net asset value (“NAV”). NAV is calculated by dividing the Fund’s assets, minus its liabilities, by the number of shares outstanding. The NAV of the Fund’s shares is normally determined as of the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern time/1:00 p.m. Pacific time. When the NYSE closes early on a valuation day, the Fund calculates its NAV as of such early closing time. The NYSE is closed for trading on New Year’s Day, Dr. Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, when any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period. The NYSE also may close for trading on national days of mourning or due to natural disasters or other extraordinary events or emergencies. On a day when the NYSE is closed, the Fund does not determine its NAV, and investors may not purchase or redeem Fund shares. The Fund calculates its NAV based on the market prices of the securities it holds.

If market quotations are not available or deemed unreliable, the Fund will value securities at their fair value pursuant to the procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price, and the Fund may not be able to sell a security at the fair value. Market quotations may not be available if, for example, trading in particular securities was halted during the day and not resumed prior to the close of trading on the applicable stock exchange.

How to Purchase and Redeem Shares

The Fund issues and redeems its shares at NAV only in Creation Units. Only APs may acquire shares directly from the Fund, and only APs may tender their shares for redemption directly to the Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a DTC participant (as discussed below). In addition, each AP must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Fund shares trade in the secondary market in quantities less than a Creation Unit. Most investors buy and sell shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities. When buying or selling Fund shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at

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market prices, you may pay more than NAV when you buy shares, and receive less than NAV when you sell those shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares. Investors owning Fund shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

Share Trading Prices on the Exchange

Trading prices of Fund shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions, and other factors may affect the trading prices of Fund shares. Neither the Fund nor the Exchange intends to disseminate the approximate share value of the Fund’s Portfolio Reference Basket, but arbitrageurs and market participants could use the component securities in the Portfolio Reference Basket to calculate intraday values that approximate the value of the Actual Portfolio (the “intraday indicative value” or “IIV”). Intraday pricing information for all constituents of the Portfolio Reference Basket for the Fund that are exchange traded, which includes all eligible instruments except cash and cash equivalents, is available on the exchanges on which they are traded or through major market data vendors or subscription services. Intraday pricing information for cash equivalents is available through major market data vendors, subscription services, or pricing services. Any such IIV should not be viewed as a ‘‘real-time’’ update of the NAV per share of the Fund because (i) the IIV is not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day, (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV, (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses, and (iv) the IIV is based on the Portfolio Reference Basket and not on the Fund’s Actual Portfolio. The Fund is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and makes no representation or warranty as to the accuracy of the IIVs.

Frequent Purchases and Redemptions of Shares

The Fund imposes no restrictions on the frequency of purchases and redemptions of Fund shares. In determining not to approve a written, established policy, the Board of Trustees evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Fund shares directly with the Fund, are an essential part of the ETF process and help keep share trading prices in line with NAV. As such,

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the Fund accommodates frequent purchases and redemptions by APs. However, the Board of Trustees has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains or losses. To minimize these potential consequences of frequent purchases and redemptions, the Fund employs fair value pricing and imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. In addition, the Fund reserves the right to reject any purchase order at any time.

Dividends and Distributions

The Fund declares and pays capital gains and dividends, if any, at least annually, usually in December.

The Fund may make additional distributions if necessary to comply with the distribution requirements of the Code.  Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own Fund   shares.  If this service is available and used, dividend distributions of both capital gains and dividends will automatically be reinvested in additional whole shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables.

Tax Information

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Fund’s Statement of Additional Information for additional federal income tax information.

The Fund has elected to be treated and intend to qualify each year as a RIC. A RIC is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. However, the Fund’s failure to qualify as a RIC would result in corporate level taxation and consequently, a reduction in income available for distribution to you as a shareholder.

Taxes on Distributions. The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains income. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains

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and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates.  Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional shares.

Distributions reported by the Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. The amount of the Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities, if any, a high portfolio turnover rate or investments in non-qualified foreign corporations. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.  The amount of the dividends qualifying for this deduction may, however, be reduced as a result of the Fund’s securities lending activities, if any, by a high portfolio turnover rate, or by investments in non-U.S. corporations. Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including capital gains distributions and capital gains realized on the sale of shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.  Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Fund shares’ NAV when you purchased your shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable to you even though it may economically represent a return of a portion of your investment. This adverse tax result is known as “buying into a dividend.”

Taxes When Shares are Sold on the Exchange. For federal income tax purposes, any capital gain or loss realized upon a sale of Fund shares generally is treated as a long-term capital gain or loss if shares have been held for more than 12 months and as a short-term capital gain or loss if shares have been held for 12 months or less. However, any capital loss on a sale of Fund shares

17

held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. Any loss realized on a sale will be disallowed to the extent Fund shares are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of Fund shares. If disallowed, the loss will be reflected in an upward adjustment to the basis of the Fund shares acquired.

Taxes on Purchases and Redemptions of Creation Units. An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the AP’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Any gain or loss realized by an AP upon a creation of Creation Units will be treated as capital gain or loss if the AP holds the securities exchanged therefor as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held by the AP for more than 12 months, and otherwise will be short-term capital gain or loss.

The Trust, on behalf of the Fund, has the right to reject an order for a purchase of Creation Units if the AP (or a group of APs) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to an AP (or group of APs) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares of the Fund, the AP (or group of APs) may not recognize gain or loss upon the exchange of securities for Creation Units.

An AP who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the AP’s basis in the Creation Units. Any gain or loss realized by an AP upon a redemption of Creation Units will be treated as capital gain or loss if the AP holds the shares comprising the Creation Units as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held by the AP for more than 12 months, and otherwise will generally be short-term capital gain or loss. Any capital loss realized upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable AP of long-term capital gains with respect to the Creation Units (including any amounts credited to the AP as undistributed capital gains).

The Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Fund may sell portfolio securities to obtain

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the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Distributor

The Distributor, Quasar Distributors, LLC, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202.

Premium/Discount Information

Information regarding how often the shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the prior calendar year and subsequent quarters, when available, can be found at www.hennessyfunds.com.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares of the Fund, whether or not participating in the distribution of shares of the Fund, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such

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transactions as a result of Section 24(d) of the Investment Company Act of 1940, as amended. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with shares of the fund that are part of an over-allotment within the meaning of Section 4(a)(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Fund’s Prospectus is available on the SEC’s electronic filing system. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Portfolio Reference Basket Structure

The Fund is a semi-transparent actively managed ETF that operates pursuant to an SEC exemptive order. In many respects, the Fund operates similarly to traditional ETFs. For example, as described in this Prospectus, shares of the Fund are generally purchased and redeemed in Creation Unit aggregations through authorized participants, shares of the Fund are listed and traded on a stock exchange, and individual investors can purchase or sell shares in less than Creation Unit sizes and for cash in the secondary market through a broker. The Fund’s Creation Units generally can be purchased or redeemed in-kind or for cash in exchange for the Portfolio Reference Basket.

However, the Fund has some novel features that differentiate it from traditional ETFs. As described above, the Fund does not disclose its complete portfolio holdings each business day, and instead, the Fund discloses other information to the market that is designed to facilitate arbitrage opportunities in  Shares of the Fund to maintain efficient secondary market trading of such Shares. On each business day before the commencement of trading in shares of the Fund on the listing exchange, the Fund publishes on its website a Portfolio Reference Basket that is designed to closely track the daily performance of the Fund’s Actual Portfolio. The Portfolio Reference Basket is comprised of all of the names of the securities in the Fund’s Actual Portfolio, and only the securities that are in the Fund’s Actual Portfolio (unless cash or cash equivalents are included), although the weightings of such holdings in the Portfolio Reference Basket will differ from the Actual Portfolio. The Portfolio Reference Basket will have a minimum weightings overlap of 90% with the Fund’s Actual Portfolio at the beginning of each trading day.

The Portfolio Reference Basket is constructed utilizing a proprietary algorithmic process to minimize daily deviations in return of the Portfolio Reference Basket relative to the Actual Portfolio and is used to facilitate the creation/redemption process and arbitrage. The Portfolio Reference Basket may be updated daily. In determining whether to update the Portfolio Reference Basket, Stance Capital and Vident will consider various factors, including relative valuation of individual securities, liquidity of the securities in the Portfolio Reference Basket, tracking error of the Portfolio Reference Basket relative to the Actual Portfolio, and the cost to create and trade the Portfolio Reference Basket.

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Guardrail Amount

In addition to the disclosure of the Portfolio Reference Basket, the Fund also publishes the Portfolio Reference Basket Disclosures (which include, among other things, the “Guardrail Amount”) on its website on each business day before the commencement of trading in Shares on the Exchange. The Guardrail Amount is the maximum deviation between the weightings of the specific securities in the Portfolio Reference Basket and the weightings of those specific securities in the Actual Portfolio, as well as between the weighting of the respective cash positions. The Guardrail Amount is intended to ensure that no individual security in the Portfolio Reference Basket will be overweighted or underweighted by more than the publicly disclosed percentage when compared to the actual weighting of each security within the Actual Portfolio as of the beginning of each trading day. The Guardrail Amount is designed to help investors evaluate the risk of tracking error, which is the degree to which the performance of the Portfolio Reference Basket deviates from the performance of the Actual Portfolio.

Important Notice Regarding Delivery of Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder documents, including Prospectuses, supplements, shareholder reports, notices, proxy statements, and other similar documents to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings, please call U.S. Bank Global Fund Services at 1-800-261-6950, and individual delivery will begin within 30 calendar days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

Electronic Delivery

The Fund offers shareholders the option to receive account statements, Prospectuses, tax forms, and reports online. To sign up for eDelivery, please visit www.hennessyfunds.com. You may change your delivery preference at any time by visiting our website or contacting the Fund at 1-800-261-6950.

Additional Information

The Fund enters into contractual arrangements with various parties, including among others the Fund’s investment manager and sub-advisors, who provide services to the Fund. Shareholders are not parties to, or intended (or “third party”) beneficiaries of, those contractual arrangements.

The Prospectus and the SAI provide information concerning the Fund that you should consider in determining whether to purchase Shares of the Fund. The Fund may make changes to this information from time to time. Neither this Prospectus nor the SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

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NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND’S SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

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FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the financial performance of the shares of the Predecessor Fund for the periods shown below. Certain information reflects financial results for a single share of the Fund. The “Total Return” figure shows how much your investment would have increased or decreased during the period, assuming you had reinvested all dividends and distributions. On [●], 2022, the Fund acquired all of the assets and liabilities of the Predecessor Fund. In exchange for shares of the Fund. Accordingly, the Fund is the successor to the Predecessor Fund and has carried forward the historic performance and financial statements of the Predecessor Fund. This information has been derived from financial statements audited by [●], an independent registered public accounting firm. [●]’s report and the Predecessor Fund’s financial statements (which have been adopted by the Fund) are included in the annual reports of the Predecessor Fund, which are available upon request.
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Financial Highlights

	Period Ended February 28, 2022		Period Ended August 31, 2021
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$27.82		$25.00
Net investment income (loss)(2)	0.10		0.02
Net realized and unrealized gains (losses) from investments	(1.89)		2.80
Net increase/(decrease) in net assets resulting from operations	(1.79)		2.82

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(0.10)		—
Net realized capital gains	(0.02)		—
Total dividends and distributions to shareholders	(0.12)		—
Net asset value, end of period	$25.91		$27.82
Market value, end of period	$25.97		$27.91
Total investment return/(loss) on net asset value(3)	-6.48	%(5)	11.23	%(5)
Total investment return/(loss) on market price(4)	-6.54	%(5)	11.56	%(5)
RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)	$36,925		$37,285
Ratio of expenses to average net assets	0.85	%(6)	0.85	%(6)
Ratio of net investment income/(loss) to average net assets	0.76	%(6)	0.19	%(6)
Portfolio turnover rate(7)	162	%(5)	180	%(5)

(1)	Inception date of the Fund was March 15, 2021.

(2)	Per share data calculated using average shares outstanding method.

(3)
Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)
Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

(7)	Excludes effect of in-kind transfers.

24

Appendix A – Prior Performance of Similarly Advised Accounts

Stance Capital has experience in managing other accounts with substantially similar investment objectives, policies, and strategies as the Fund. The tables on the following pages are provided to illustrate the past performance of Stance Capital in managing the other accounts and do not represent the performance of the Fund. Investors should not consider this performance information as a substitute for the performance of the Fund, nor should investors consider this information as an indication of the future performance of the Fund or of Stance Capital.

This performance history is net of all fees charged to investors in the other accounts constituting the composite and reflects the impact of any expense reimbursements or waivers. The performance for the Fund would differ from the information below to the extent that the Fund and the other accounts do not have the same expenses. The fees and expenses of the other accounts are lower than those of the Fund and performance of the other accounts would be lower if the fees and expenses of the Fund were used. However, the Fund’s results in the future also may be different because the other accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed on mutual funds under applicable U.S. securities and tax laws that, if applicable, could have adversely affected the performance of the other accounts. In addition, the securities held by the Fund will not be identical to the securities held by the other accounts. Composite performance was calculated using Global Investment Performance Standards (“GIPS”). This method of calculating performance differs from the SEC’s standardized methodology, which may produce different results.

The performance of the other accounts is also compared to the performance of an appropriate broad-based securities benchmark index. This index is unmanaged and is not subject to fees and expenses typically associated with managed funds, including the Fund. Investors cannot invest directly in the index. The performance information is accompanied by additional disclosures, which are an integral part of the information.

Average Annual Returns (periods ending December 31, 2020)
Period	Composite	S&P 500 TR Index
1 Year	19.44%	18.40%
3 Years	16.77%	14.18%
5 Years	17.45%	15.22%
Since Inception (January 1, 2014)	13.98%	12.92%

MONTHLY PERFORMANCE OF COMPOSITE NET OF FEES
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Year
2020	0.575	-6.370	-10.135	11.441	5.589	-1.133	7.838	4.873	-2.724	-2.503	11.086	1.821	19.437
2019	7.336	5.332	0.408	2.031	-6.387	8.165	1.552	1.247	-0.138	2.164	4.997	1.970	31.718
2018	5.481	-4.989	-0.599	-0.510	0.153	3.077	4.693	2.539	1.238	-4.861	4.519	-8.464	1.95
25

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Year
2017	1.273	4.088	0.688	1.774	1.771	1.812	0.708	-2.278	4.911	0.492	3.130	0.868	21.72
2016	-1.584	1.348	7.337	1.748	0.197	1.499	3.403	-0.770	0.551	-3.316	3.464	1.620	17.21
2015	0.561	0.481	-0.365	-1.847	0.917	-1.863	3.188	-4.549	0.270	2.594	-0.526	1.555	1.16
2014	-4.161	5.080	1.273	-0.817	1.465	1.197	-1.626	4.256	-2.173	3.798	2.676	0.528	12.55
26

PRIVACY POLICY
We collect the following personal information about you:

1.
Information we receive from you in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth;

2.
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information; and

3.	Other personal information we collect from various sources, even if you have not entered into a prior transaction with us, including the following:

•	Name, alias, address, unique personal identifier, online identifier, IP address, email address, telephone number, account name, and other similar identifiers;
•	Age and marital status;
•	Commercial information, including records of products purchased;
•	Browsing history, search history, and information on interaction with our website;
•	Geolocation data;
•	Employment and employment history, educational history, financial information, and purchasing and consuming histories or tendencies; and
•	Inferences drawn from the above-listed information to create a profile about your preferences, characteristics, predispositions, and behavior.

We collect this information directly from you, indirectly in the course of providing services to you, directly and indirectly from your activity on our website, from broker dealers, marketing agencies, and other third parties that interact with us in connection with the services we perform and products we offer, and from anonymized and aggregated consumer information.

We use this information to fulfill the reason you provided the information to us, to provide you with other relevant products that you request from us, to provide you with information about products that may interest you, to improve our website or present our website’s contents to you, and as otherwise described to you when collecting your personal information.

We do not disclose any personal information to unaffiliated third parties, except as permitted by law. We may disclose your personal information to our affiliates, vendors, and service providers for a business purpose. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. When disclosing your personal information to third parties, we enter into a contract with each third party describing the purpose of such disclosure and requiring that such personal information be kept confidential and not used for any purpose except to perform the services contracted or respond to regulatory or law enforcement requests.

27

Furthermore, we restrict access to your personal information to those persons who require such information to provide products or services to you. As a result, we do not provide a means for opting out of our limited sharing of your information. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

If you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary governs how your personal information is shared with unaffiliated third parties.
Supplemental Privacy Notice for Residents of California
The California Consumer Privacy Act of 2018 (the “CCPA”) provides you, as a California resident, with certain additional rights relating to your personal information. Under the CCPA, you have the right to request that we disclose to you the categories of personal information we have collected about you over the past 12 months, the categories of sources of such information, our business purpose for collecting the information, the categories of third parties, if any, with whom we shared the information, and the specific information we have collected about you. You also have the right to request that we delete any of your personal information, and, unless an exception applies, we will delete such information upon receiving and confirming your request. To make a request, call us at 1-800-966-4354, email us at privacy@hennessyfunds.com, or go to www.hennessyfunds.com/contact. We will not discriminate against you for exercising your rights under the CCPA. Further, we will not collect additional categories of your personal information or use the personal information we collected for materially different, unrelated, or incompatible purposes without providing you notice.
28

For information, questions, or assistance, please call
Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT MANAGER Hennessy Advisors, Inc. 7250 Redwood Boulevard, Suite 200 Novato, California 94945	COUNSEL Foley & Lardner LLP 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202-5306
ADMINISTRATOR, TRANSFER AGENT, DIVIDEND PAYING AGENT, & SHAREHOLDER SERVICING AGENT U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, Wisconsin 53201-0701	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Tait, Weller & Baker LLP Two Liberty Place 50 South 16th Street, Suite 2900 Philadelphia, Pennsylvania 19102-2529
CUSTODIAN U.S. Bank N.A. Custody Operations 1555 North River Center Dr., Suite 302 Milwaukee, Wisconsin 53212	DISTRIBUTOR Quasar Distributors, LLC 111 East Kilbourn Avenue, Suite 2200 Milwaukee, Wisconsin 53202
TRUSTEES Neil J. Hennessy Robert T. Doyle J. Dennis DeSousa Claire Garvie Gerald P. Richardson

29

To learn more about the Hennessy Funds, please read the Fund’s Statement of Additional Information (the “SAI”), which contains additional information about the Fund. The Fund has incorporated by reference the SAI into this Prospectus. This means that you should consider the contents of the SAI to be part of this Prospectus.

You also may learn more about the Fund’s investments by reading the Fund’s annual and semi-annual reports to shareholders, when available. The Fund’s annual report will include a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors without charge, upon request, by calling 1-800-966-4354 or 1-415-899-1555 or at www.hennessyfunds.com.

Prospective investors and shareholders who have questions about the Fund may also call 1-800-966-4354 or 1-415-899-1555 or write to the following address:
Hennessy Funds
7250 Redwood Blvd.
Suite 200
Novato, CA 94945
The general public can review and copy information about the Fund (including the SAI) on the EDGAR Database on the Securities and Exchange Commission’s website at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by emailing publicinfo@sec.gov.

When seeking information about the Fund, please refer to Hennessy Funds Trust’s Investment Company Act File No. 811-07168.

30

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION
[DATE], 2022

HENNESSY FUNDS TRUST
7250 Redwood Boulevard
Suite 200
Novato, California 94945
1-800-966-4354
1-415-899-1555

This Statement of Additional Information (this “SAI”) relates to the Hennessy Stance ESG Large Cap ETF [TICKER] (the “Fund”). The Fund is listed on the NYSE Arca, Inc. This SAI is not a prospectus and should be read in conjunction with the current Prospectus of the Fund (the “Fund Prospectus”), dated [•], 2022. A copy of the Fund Prospectus may be obtained by calling or writing to the Fund at the telephone number or address shown above.
The Fund is the successor to the Stance Equity ESG Large Cap Core ETF (the “Predecessor Fund”), a series of The RBB Fund, Inc. The financial statements, accompanying notes, and report of independent registered public accounting firm of the Predecessor Fund are contained in the annual report of the Predecessor Fund, dated August 31, 2021, as filed with the Securities and Exchange Commission (the “SEC”) on November 4, 2021, are incorporated by reference into this SAI. The Fund’s annual and semi‑annual reports will be available without charge by calling the Fund at the toll-free telephone number shown above, by visiting the Fund’s website at www.hennessyfunds.com, or on the SEC’s website at www.sec.gov.

TABLE OF CONTENTS

FUND HISTORY AND CLASSIFICATION	2
INVESTMENT RESTRICTIONS	3
EXCHANGE LISTING AND TRADING	5
INVESTMENT CONSIDERATIONS	6
TRUSTEES AND OFFICERS	13
OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS	20
MANAGEMENT OF THE FUND	20
PORTFOLIO TRANSACTIONS	26
DISCLOSURE OF PORTFOLIO HOLDINGS	28
PURCHASE AND REDEMPTION OF CREATION UNITS	29
ABANDONED PROPERTY	36
VALUATION OF SHARES	36
CERTAIN U.S. FEDERAL INCOME TAX CONSIDERATIONS	37
ANTI-MONEY LAUNDERING PROGRAM	44
OTHER INFORMATION	45

i

FUND HISTORY AND CLASSIFICATION
The Fund is a separate investment portfolio or series of Hennessy Funds Trust (the “Trust”), a Delaware statutory trust organized on September 17, 1992. The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, and the regulations, rules, and guidance issued by the SEC thereunder (the “1940 Act”). The Trust is comprised of seventeen series, including the Fund (the “Hennessy Funds”). The Fund is advised by Hennessy Advisors, Inc. (the “Investment Manager”).
The Fund is the successor to the Predecessor Fund pursuant to a reorganization that took place on [•], 2022. Prior to that date, the Fund did not have any investment operations. The Predecessor Fund was managed by Red Gate Advisers, LLC (“Red Gate”) and had the same investment objectives and investment strategies as the Fund. In connection with the reorganization, holders of the Predecessor Fund received shares of the Fund. The Fund is the accounting and performance information successor of the Predecessor Fund. The Investment Manager has retained Stance Capital, LLC (the “Stance Capital”) and Vident Investment Advisory, LLC (“Vident”) to serve as sub-advisors to the Fund and manage the portfolio of the Fund. Stance Capital and Vident also served as sub-advisors to the Predecessor Fund.
The Fund has a diversified portfolio. The investment objective of the Fund is to achieve long-term capital appreciation.
The Fund is an actively-managed exchange-traded fund (“ETF”) that operates pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”) issued to the Predecessor Fund on February 26, 2021 (“Order”). In many respects, the Fund operates similarly to traditional ETFs. The Fund issues and redeems shares on a continuous basis at its net asset value per share (“NAV”) in aggregations of a specified number of shares called “Creation Units.” Creation Units generally are issued in exchange for portfolio securities and an amount of cash. The Fund’s shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Shares trade in the secondary market at market prices that may differ from the shares’ NAV. Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, also in exchange for portfolio securities and an amount of cash. Shareholders who are not Authorized Participants (as defined herein), therefore, will not be able to purchase or redeem shares directly with or from the Fund. Instead, most shareholders who are not Authorized Participants will buy and sell shares in the secondary market through a broker.
The Fund also has some novel features that differentiate it from traditional ETFs. Unlike traditional ETFs that publish their portfolio holdings on a daily basis, the Fund does not publicly disclose the composition of its portfolio each business day, which may affect the price at which shares of the Fund trade in the secondary market. Instead, the Fund publishes each business day on its website a portfolio transparency substitute - the “Portfolio Reference Basket” – which is designed to closely track the daily performance of the Fund but is not the Fund’s actual portfolio (“Actual Portfolio”). The Portfolio Reference Basket is comprised of all of the names of the securities in the Actual Portfolio, and only the securities that are in the Actual Portfolio (unless cash is specified). The Portfolio Reference Basket will have a minimum weightings overlap of 90% with the Actual Portfolio at the beginning of each trading day. The Fund also publishes each business day on its website the “Guardrail Amount,” which is the maximum deviation between the weightings of the specific securities in the Portfolio Reference Basket and the weightings of those specific securities in the Actual Portfolio, as well as between the weighting of the respective cash positions. The Guardrail Amount is designed to help investors evaluate the risk of tracking error, which is the difference in the performance of the Portfolio Reference Basket from the performance of the Actual Portfolio. The Investment Manager, on behalf of the Fund, has entered into a license agreement with Blue Tractor Group, LLC in order to operate the Fund under the Portfolio Reference Basket structure.

Under the terms of the Order, the Fund’s investments are limited to the following: ETFs, exchange-traded notes, exchange-traded common stocks, exchange-traded preferred stocks, exchange-traded American Depositary Receipts (“ADRs”), exchange-traded real estate investment trusts, exchange-traded commodity pools, exchange-traded metals trusts, exchange-traded currency trusts and exchange-traded futures, in each case that are traded on a U.S. securities exchange; common stocks listed on a foreign exchange that trade on such exchange contemporaneously with the Fund’s shares; exchange-traded futures that are traded on a U.S. futures exchange contemporaneously with the Fund’s shares; and cash and cash equivalents (which are short-term U.S. Treasury securities, government money market funds, and repurchase agreements). The Fund will not purchase any securities that are illiquid investments (as defined in Rule 22e-4(a)(8) of the 1940 Act) at the time of purchase. In addition, pursuant to the Order, the Fund will not borrow for investment purposes, hold short positions, or invest in “penny stocks” (as defined in Rule 3a51-1 under the Securities Exchange Act of 1934 (“Exchange Act”)).
The Portfolio Reference Basket also generally constitutes the names and quantities of instruments to be exchanged with the Fund for both purchases and redemptions of shares, as described further under the heading “Purchase and Redemption of Creation Units” below.
The publication of the Portfolio Reference Basket is not the same level of transparency as the publication of the full portfolio by a fully transparent active ETF, and could cause the Fund’s shares to have wider spreads and larger premiums/discounts than would be seen for a fully transparent active ETF using the same investment strategies. Given that this structure is unlike traditional active ETFs, the Investment Manager will monitor on an on-going basis how Fund’s shares trade, including the level of any market price premium or discount to NAV and the bid/ask spreads on market transactions. For at least the first three years after the reorganization of the Fund, the Investment Manager will promptly call a meeting of the Fund’s Board of the Trustees (the “Board”) (and will present to the Board for its consideration, recommendations for appropriate remedial measures), and the Board will promptly meet, if the tracking error (relative to the Actual Portfolio) exceeds 1%, or if, for 30 or more days in any quarter or 15 days in a row, the absolute difference between either the closing price or the mid-point of the highest bid and lowest offer at the time of calculation of the NAV (the “Bid/Ask Price”), on one hand, and NAV, on the other, exceeds 2.00% or the bid/ask spread exceeds 2.00%. In such a circumstance, the Board will consider the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, action would be appropriate to among other things, narrow the premium/discount or spread, or tracking error, as applicable. The Board will then decide whether to take any such action. Potential actions may include, but are not limited to, changing lead market makers, listing the Fund on a different exchange, changing the size of Creation Units, changing the Fund’s investment objective or strategy, and liquidating the Fund.
INVESTMENT RESTRICTIONS
FUNDAMENTAL POLICIES
The investment restrictions set forth below are fundamental policies of the Fund that cannot be changed without the approval of the holders of the lesser of (i) 67% or more of the Fund’s shares present or represented at a meeting of shareholders at which holders of more than 50% of the Fund’s outstanding shares are present or represented or (ii) more than 50% of the Fund’s outstanding shares. Notwithstanding the investment restrictions provided below, the Fund’s investments and operations will be limited by the terms and conditions of the Order.
Senior Securities
The Fund may issue senior securities to the extent permitted by the 1940 Act.

Borrowing
The Fund may borrow money to the extent permitted by the 1940 Act.
Underwriting
Except to the extent the Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”), when selling portfolio securities or selling its own shares, the Fund may not act as an underwriter.
Industry Concentration
The Fund may not make an investment in any one industry if such investment would cause the aggregate value of the Fund’s investment in such industry to equal or exceed 25% of the Fund’s net assets. This policy does not apply to U.S. Treasury securities, which are obligations issued or guaranteed by the U.S. government, and U.S. government agency and instrumentality obligations (collectively with U.S. Treasury securities, “U.S. Government Securities”), certificates of deposit, and bankers’ acceptances.
Issuer Concentration
The Fund may not purchase the securities of any one issuer (except U.S. Government Securities), if as a result, at the time of purchase more than 5% of the Fund’s total assets would be invested in such issuer or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to this restriction.
Real Estate
The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (although the Fund may invest in securities or other instruments secured by real estate or securities of companies engaged in the real estate business).
Commodities
The Fund may not buy or sell commodities and may not purchase or sell commodity contracts, but this does not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
Loans
The Fund may not make loans.  This limitation does not apply to (i) securities lending, (ii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan, and (iii) the purchase of debt securities or other debt instruments.
OTHER INVESTMENT RESTRICTIONS
The following investment restrictions and operating policies of the Fund may be changed by the Board of Trustees without shareholder approval:
Illiquid Securities
The Fund may not invest in illiquid securities if at the time of acquisition more than 15% of the Fund’s net assets would be invested in such securities. Illiquid securities are securities that the Fund reasonably expects cannot be sold, disposed of, or reversed in seven calendar days or less under current market conditions without such sale, disposition, or reversal significantly changing the market value of the investment. If the Fund exceeds the limitation on illiquid securities other than by a change in market values, the Fund must report the condition to the Board of Trustees and, when required by Rule 22e-4 of the 1940 Act, to the SEC.
Securities that may be resold in accordance with Rule 144A under the 1933 Act (“Rule 144A”), securities offered pursuant to Section 4(2) of the 1933 Act, and securities otherwise subject to restrictions on resale under the 1933 Act are not deemed illiquid solely by reason of being unregistered. The Investment Manager determines the liquidity of a particular security based on the trading markets for the specific security and other factors.
GENERAL
The policies and limitations listed above supplement those set forth in the Fund Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, such percentage limitation or standard is determined immediately after and as a result of the Fund’s acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a senior security under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances is not considered when determining whether an investment complies with the Fund’s investment policies and limitations. If the value of the Fund’s holdings of illiquid securities at any time were to exceed the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees would consider what actions, if any, are appropriate to maintain adequate liquidity.
EXCHANGE LISTING AND TRADING
The Fund’s shares are listed for trading and trade throughout the day on Exchange.
There can be no assurance that the Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of its shares. The Exchange may, but is not required to, remove the Fund’s shares from listing if, among other things (i) following the initial 12-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the shares; (ii) either the Portfolio Reference Basket or the holdings of the Fund’s portfolio are not made available to all market participants at the same time; (iii) the Fund has failed to file any filings required by the SEC or the Exchange is aware that the Fund is not in compliance with the conditions of any exemptive order or no-action relief granted by the SEC or its staff under the 1940 Act with respect to the Fund; (iv) the Exchange’s ongoing listing requirements are not continuously maintained; (v) any of the continuous listing representations for the issue of the Fund’s shares are not continuously met; or (vi) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the exchange inadvisable. The Exchange will remove the Fund’s shares from listing and trading upon termination of the Fund. The Exchange will remove the Fund’s shares from listing and trading upon termination of the Fund.
The Trust reserves the right to adjust the price levels of the Fund’s shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.
As in the case of other stocks traded on the Exchange, broker’s commissions on transactions will be based on negotiated commission rates at customary levels.

Unlike other actively managed ETFs that publish their portfolio holdings on a daily basis, the Fund does not publicly disclose the composition of its portfolio each business day, which may affect the price at which the Fund’s shares trade in the secondary market. Given the differences between the Fund and ETFs that disclose their complete holdings daily, there is a risk that market prices of the Fund may vary significantly from NAV, and that the Fund’s shares may trade at a wider bid/ask spread – and therefore cost investors more to trade – than shares of traditional ETFs. These risks are heightened during periods of market disruption or volatility. In addition, although the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Portfolio Reference Basket to identify the Fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders, such as front running the Fund’s trades of portfolio securities.
INVESTMENT CONSIDERATIONS
The Fund Prospectus describes the principal investment strategies and risks of the Fund. This section expands on that discussion and also describes non-principal investment strategies and risks of the Fund. With respect to the Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.
Costs of Buying or Selling Shares Risk

Investors buying or selling the Fund’s shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of the Fund’s shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy the Fund’s shares (the “bid” price) and the price at which an investor is willing to sell the Fund’s shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares, including bid/ask spreads, frequent trading of the Fund’s shares may significantly reduce investment results and an investment in the Fund’s shares may not be advisable for investors who anticipate regularly making small investments. Other potentially adverse regulatory obligations can develop suddenly and without notice.

Derivatives
The Fund may invest in derivatives. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks, or indices, such as futures, options, swap agreements, and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. Derivatives can be highly volatile, illiquid, and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of derivatives depend largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with derivatives that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in derivatives could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in derivatives.

Exclusion from Commodity Pool Operator Definition
The Investment Manager has claimed an exclusion from the definition of commodity pool operator (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission, a U.S. government agency (the “CFTC”). As a result, the Investment Manager is not subject to CFTC registration or regulation as a CPO with respect to the Fund. The Investment Manager relies on a related exclusion from the definition of “commodity trading advisor” under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in commodity interests. Commodity interests include commodity futures, commodity options, and swaps, which in turn include non-deliverable currency forward contracts. Because the Investment Manager and the Fund intend to comply with the terms of the CPO exclusion, in the future the Fund may need to adjust its investment strategies, consistent with its investment goal, to limit its investments in these types of instruments. The Fund is not intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the Investment Manager’s or the Fund’s reliance on these exclusions, the Fund’s investment strategies, or this SAI.
Generally, the exclusion from CPO regulation on which the Investment Manager relies requires the Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): (i) the aggregate initial margin and premiums required to establish the Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (ii) the aggregate net notional value of the Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, the Fund may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options, or swaps markets. If, in the future, the Fund can no longer satisfy these requirements, the Investment Manager may need to withdraw its notice claiming an exclusion from the definition of a CPO. If the Investment Manager were required to do that and could not find another exemption, then the Investment Manager would be subject to registration and regulation as a CPO in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements based on the Investment Manager’s compliance with comparable SEC requirements. However, in the event the Investment Manager had to register as a CPO, the Fund might incur additional compliance and other expenses as a result of CFTC regulations governing commodity pools and CPOs.
Global Events
A rise in protectionist trade policies, slowing global economic growth, risks associated with pandemic and epidemic diseases, the risk of trade disputes, and the possibility of changes to some international trade agreements could affect the economies of many nations, including the United States, in ways that cannot be foreseen at the present time and may negatively impact the markets in which the Fund invests. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions, or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Investment Manager or a sub‑advisor, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and could have a significant and rapid negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, or exacerbate pre‑existing risks to the Fund.
Illiquid and Restricted Securities
Illiquid securities are those securities that the Fund reasonably expects cannot be sold, disposed of, or reversed in seven calendar days or less under current market conditions without such sale, disposition, or reversal significantly changing the market value of the investment. In determining the liquidity of the Fund’s investments, the Investment Manager may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund’s rights and obligations relating to the investment).
Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.
A large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities, and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally do not seek to sell these instruments to the general public, but instead often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer’s ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.
Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance, and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the Financial Industry Regulatory Authority. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of securities of the Fund, and the Fund might be unable to dispose of such securities promptly or at favorable prices.
The Board of Trustees has delegated the function of making day‑to‑day determinations of liquidity to the Investment Manager pursuant to guidelines approved by the Board of Trustees. The Investment Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trades for the security, (ii) the number of dealers that make quotes for the security, (iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers, and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited, and the mechanics of transfer). The Investment Manager monitors the liquidity of restricted securities in the Fund and reports periodically on such decisions to the Board of Trustees.

The Board of Trustees approved a written liquidity risk management program to assess investment liquidity pursuant to Rule 22e-4 of the 1940 Act and designated a committee comprising four members of the Investment Manager’s management team to serve as the administrator of the program. No less than annually, the Board of Trustees must review a written report prepared by the administrator that addresses the operation of the liquidity risk management program and assesses its adequacy and effectiveness. Costs associated with complying with Rule 22e-4 of the 1940 Act could impact the Fund’s performance and its ability to achieve its investment objective.
Investment Company Securities
Investment companies, which are professionally managed portfolios, include other open-end investment companies, closed-end investment companies, unit investment trusts, exchange‑traded investment companies (“ETFs”), and exchange-traded notes (“ETNs”) which may be organized as either open-end investment companies or unit investment trusts.
As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund incurs directly in connection with its own operations. Shareholders would also be exposed to the risks associated not only with the investments of the Fund but also with the portfolio investments of the underlying investment companies. Other investment companies may have different investment policies than those of the Fund. Under certain circumstances, an open-end investment company in which the Fund invests may determine to make payment of a redemption by the Fund in whole or in part by a distribution in kind of securities from its portfolio instead of in cash. As a result, the Fund may hold such securities until the portfolio managers determine it is appropriate to dispose of them. Such disposition imposes additional costs on the Fund. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their NAV. Others are continuously offered at NAV but also may be traded on the secondary market.
Investments in closed-end investment companies are subject to various risks, including (i) reliance on management’s ability to meet the closed-end investment company’s investment objective and to manage the closed-end investment company portfolio, (ii) fluctuation in the NAV of closed-end investment company shares compared to the changes in the value of the underlying securities that the closed-end investment company owns, and (iii) bearing a pro rata share of the management fees and expenses of each underlying closed-end investment company, which results in the Fund’s shareholders being subject to higher expenses than if such shareholder invested directly in the closed-end investment company.
ETFs are pooled investment vehicles that commonly seek to track the performance of specific indices. ETFs may be organized as open-end investment companies or as unit investment trusts. Their shares are listed on stock exchanges and can be traded throughout the day at market-determined prices. The price of ETF shares is based on (but not necessarily identical to) the value of the securities held by the ETF. Accordingly, the level of risk involved in the purchase or sale of ETF shares is similar to the risk involved in the purchase or sale of traditional common stocks, with the exception that the pricing mechanism for ETF shares is based on a basket of stocks. Disruptions in the markets for the securities underlying ETF shares purchased or sold by the Fund could result in losses on such shares. ETFs are subject to the following risks that do not apply to non‑exchange traded funds: (i) in most cases, ETF shares are not individually redeemable, and therefore the liquidity of ETF shares generally depends on the existence of a secondary trading market; (ii) an ETF’s shares may trade at a market price that is above or below such shares’ NAV; (iii) an active trading market for an ETF’s shares may not develop or be maintained; (iv) an ETF may utilize high leverage ratios; or (v) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
An investment in an ETN involves risks, including possible loss of principal. ETNs are unsecured debt securities issued by a bank that are linked to the total return of a market index. Risks of investing in ETNs also include limited portfolio diversification, uncertain principal payment, and illiquidity. Additionally, the investor fee reduces the amount of return on maturity or at redemption, and as a result, the investor may receive less than the principal amount at maturity or upon redemption, even if the value of the relevant index has increased.
Legal and Regulatory Change Risk

The regulatory environment for investment companies is evolving, and changes in regulation may adversely affect the value of the Fund’s investments and its ability to pursue its trading strategy. In addition, the securities markets are subject to comprehensive statutes and regulations. The SEC and other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The effect of any future regulatory change on the Fund could be substantial and adverse.

Lending Portfolio Securities
The Fund may lend its portfolio securities to brokers, dealers, and financial institutions in an amount not exceeding 33-1/3% of the value of the Fund’s total assets. These loans will be secured by collateral (consisting of cash, U.S. Government Securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. The Fund may, subject to certain notice requirements, at any time call the loan and obtain the return of the securities loaned. The Fund will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while earning interest on the cash amounts deposited as collateral, which will be invested in short-term investments.
A loan may be terminated by the borrower on one business day’s notice, or by the Trust on two business days’ notice. If the borrower fails to deliver the loaned securities within four days after receipt of notice, the Trust may use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost exceeding the collateral. As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral, should the borrower of the securities fail financially. In addition, securities lending involves a form of leverage, and the Fund may incur a loss if securities purchased with the collateral from securities loans decline in value or if the income earned does not cover the Fund’s transaction costs. However, loans of securities will be made only to companies the Board deems to be creditworthy (such creditworthiness will be monitored on an ongoing basis) and when the income that can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities. Any gain or loss in the market price during the loan period would inure to the Fund.
When voting or consent rights that accompany loaned securities pass to the borrower, the Trust will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the investment in such loaned securities. The Fund will pay reasonable finder’s, administrative, and custodial fees in connection with loans of securities. The Fund may lend foreign securities consistent with the foregoing requirements.
Market and Regulatory
Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events may continue, particularly if they are unprecedented, unforeseen, or widespread.
Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries affect many aspects of financial regulation and may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in, or with significant exposure to, countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may decrease.
Privacy and Data Protection
The Fund is subject to a variety of continuously evolving laws and regulations regarding privacy, data protection, and data security, including laws and regulations governing the collection, storage, handling, use, disclosure, transfer, and security of personal data. In light of recent broad-based cybersecurity attacks, legislators and regulators continue to propose and enact new and more robust privacy‑related laws including, but not limited to, the New York State Department of Financial Services Cybersecurity Requirements for Financial Services Companies, the California Consumer Privacy Act of 2018, and the California Privacy Rights Act of 2020. Any failure by the Fund to comply with its privacy policies or applicable privacy‑related laws could result in legal or regulatory proceedings against the Fund by governmental authorities, third‑party vendors, or others, which could adversely affect the Fund. The interpretation of existing privacy‑related laws and the various regulators’ approaches to their enforcement continue to evolve over time. The Fund faces the risk that these laws may be interpreted and applied in conflicting ways in different jurisdictions or in a manner that is not consistent with the Fund’s current privacy policies or that regulators may enact new unclear privacy‑related laws.
Real Estate Investment Trusts
Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, and mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent on management skills, may not be diversified geographically or by property type, and are subject to heavy cash flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity-level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code that could affect their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, and as a result, the value of such investments will fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.
The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.
REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for the Fund, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV. Alternatively, amended Forms 1099-DIV may be sent.
Regulated Investment Company Compliance Risk

The Fund intends to elect to be, and intends to qualify each year for treatment as, a RIC under Subchapter M of the Code. To maintain the Fund’s qualification for federal income tax treatment as a RIC, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If for any taxable year the Fund fails to qualify for the special federal income tax treatment afforded to RICs, all of the Fund’s taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders) and its income available for distribution will be reduced. Under certain circumstances, the Fund could cure a failure to qualify as a RIC, but in order to do so, the Fund could incur significant fund-level taxes and could be forced to dispose of certain assets.

Temporary Investments
During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, the Fund would not be pursuing its stated investment objective with its usual investment strategies. The Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Investment Manager. Money market instruments are high-quality, short-term fixed-income obligations (which generally have remaining maturities of one year or less) and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. The Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.
Types of Equity Securities
In addition to common stock, the equity securities that the Fund may purchase include securities having equity characteristics, such as rights. Common stock represents an equity or ownership interest in a company.

This interest often gives the Fund the right to vote on measures affecting the company’s organization and operations. Equity securities have a history of long-term growth in value, but their prices tend to fluctuate in the shorter term. Rights essentially are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights normally have a short duration and are distributed directly by the issuer to its shareholders. Rights have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.
TRUSTEES AND OFFICERS

MANAGEMENT INFORMATION
The business and affairs of the Fund are managed under the direction of the Board of Trustees of the Trust, and the Board of Trustees elects the officers of the Trust (“Officers”). From time to time, the Board of Trustees also has appointed advisers to the Board of Trustees (“Advisers”) with the intention of having qualified individuals serve in an advisory capacity to garner experience in the fund and asset management industry and be considered as potential Trustees in the future. There are currently two Advisers, Brian Alexander and Doug Franklin. As Advisers, Mr. Alexander and Mr. Franklin attend meetings of the Board of Trustees and act as non‑voting participants. Information pertaining to the Trustees, Advisers, and the Officers of the Trust is set forth below. The Trustees and Officers serve until their successors are duly elected and qualified or until their earlier death, resignation, or removal. Unless otherwise indicated, the address of all persons listed below is 7250 Redwood Boulevard, Suite 200, Novato, CA 94945. Each Trustee oversees each of the 17 series of the Trust.
Name, Age, and Position Held with the Trust	Start Date of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held Outside of Fund Complex During Past Five Years
Disinterested Trustees(1) and Advisers
J. Dennis DeSousa 86 Trustee	January 1996	Mr. DeSousa is a real estate investor.	None.
Robert T. Doyle 75 Trustee	January 1996	Mr. Doyle has been the Sheriff of Marin County, California since 1996.	None.
Claire Garvie 48 Trustee	December 2015 as an Adviser to the Board and December 2021 as a Trustee
Ms. Garvie is a founder of Kiosk and has served as its Chief Operating Officer since 2004. Kiosk is a full‑service marketing agency with offices in the San Francisco Bay Area, Toronto, and Liverpool, UK.
None.
Gerald P. Richardson 76 Trustee	May 2004	Mr. Richardson is an independent consultant in the securities industry.	None.

Name, Age, and Position Held with the Trust	Start Date of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held Outside of Fund Complex During Past Five Years
Brian Alexander 41 Adviser to the Board	March 2015
Mr. Alexander has worked for the Sutter Health organization since 2011 in various positions. He has served as the Chief Executive Officer of the Sutter Roseville Medical Center since 2018. From 2016 through 2018, he served as the Vice President of Strategy for the Sutter Health Valley Area, which includes 11 hospitals, 13 ambulatory surgery centers, 16,000 employees, and 1,900 physicians. From 2013 through 2016, Mr. Alexander served as Sutter Novato Community Hospital’s Chief Administrative Officer.
None.
Doug Franklin 58 Adviser to the Board	March 2016
Mr. Franklin is a retired insurance industry executive. From 1987 through 2015, he was employed by the Allianz-Fireman’s Fund Insurance Company in various positions, including as its Chief Actuary and Chief Risk Officer.
None.
Interested Trustee (2)
Neil J. Hennessy 66 Chairman of the Board, Chief Market Strategist, Portfolio Manager, and President	January 1996 as a Trustee and June 2008 as an Officer	Mr. Hennessy has been employed by Hennessy Advisors, Inc. since 1989 and currently serves as its Chairman and Chief Executive Officer.	Hennessy Advisors, Inc.

Name, Age, and Position Held with the Trust	Start Date of Service	Principal Occupation(s) During Past Five Years
Officers
Teresa M. Nilsen 56 Executive Vice President and Treasurer	January 1996	Ms. Nilsen has been employed by Hennessy Advisors, Inc. since 1989 and currently serves as its President, Chief Operating Officer, and Secretary.
Daniel B. Steadman 66 Executive Vice President and Secretary	March 2000	Mr. Steadman has been employed by Hennessy Advisors, Inc. since 2000 and currently serves as its Executive Vice President.

Name, Age, and Position Held with the Trust	Start Date of Service	Principal Occupation(s) During Past Five Years
Brian Carlson 50 Senior Vice President and Head of Distribution	December 2013	Mr. Carlson has been employed by Hennessy Advisors, Inc. since December 2013 and currently serves as its Chief Compliance Officer and Senior Vice President.
Jennifer Cheskiewicz (3) 45 Senior Vice President and Chief Compliance Officer	June 2013	Ms. Cheskiewicz has been employed by Hennessy Advisors, Inc. as its General Counsel since June 2013.

Name, Age, and Position Held with the Trust	Start Date of Service	Principal Occupation(s) During Past Five Years
David Ellison (4) 64 Senior Vice President and Portfolio Manager	October 2012
Mr. Ellison has been employed by Hennessy Advisors, Inc. since October 2012. He has served as a Portfolio Manager of the Hennessy Large Cap Financial Fund and the Hennessy Small Cap Financial Fund since their inception. Mr. Ellison also served as a Portfolio Manager of the Hennessy Technology Fund from its inception until February 2017. Mr. Ellison served as Director, CIO, and President of FBR Fund Advisers, Inc. from December 1999 to October 2012.

Ryan Kelley (5) 49 Chief Investment Officer, Senior Vice President, and Portfolio Manager	March 2013
Mr. Kelley has been employed by Hennessy Advisors, Inc. since October 2012. He has served as Chief Investment Officer of the Hennessy Funds since March 2021 and has served as a Portfolio Manager of the Hennessy Gas Utility Fund, the Hennessy Large Cap Financial Fund, and the Hennessy Small Cap Financial Fund since October 2014. Mr. Kelly served as Co‑Portfolio Manager of these same funds from March 2013 through September 2014 and as a Portfolio Analyst for the Hennessy Funds from October 2012 through February 2013. He has also served as a Portfolio Manager of the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, and the Hennessy Cornerstone Value Fund since February 2017 and as a Portfolio Manager of the Hennessy Total Return Fund, the Hennessy Balanced Fund, and the Hennessy Technology Fund since May 2018. He previously served as Co‑Portfolio Manager of the Hennessy Technology Fund from February 2017 until May 2018. Mr. Kelley served as Portfolio Manager of FBR Fund Advisers, Inc. from January 2008 to October 2012.

L. Joshua Wein (5) 49 Vice President and Portfolio Manager	September 2018
Mr. Wein has been employed by Hennessy Advisors, Inc. since 2018. He has served as Portfolio Manager of the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund, Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Gas Utility Fund, and the Hennessy Technology Fund since February 2021, and as the Co-Portfolio Manager of these Funds since February 2019. He served as a Senior Analyst of those same Funds from September 2018 through February 2019. He also has served as a Portfolio Manager of the Hennessy Energy Transition Fund and the Hennessy Midstream Fund since January 2022. Mr. Wein served as Director of Alternative Investments and Co‑Portfolio Manager at Sterling Capital Management from 2008 to 2018.

_______________
(1)
The Funds have determined that Mr. DeSousa, Mr. Doyle, Ms. Garvie, and Mr. Richardson are not interested persons, as defined in the 1940 Act, of the Investment Manager or of any predecessor investment for purposes of Section 15(f).

(2)	Mr. Hennessy is considered an interested person, as defined in the 1940 Act, because he is an officer of the Trust.

(3)	The address of this officer is 4800 Bee Caves Road, Suite 100, Austin, TX 78746.
(4)	The address of this officer is 101 Federal Street, Suite 1900, Boston, MA 02110.
(5)	The address of this officer is 1340 Environ Way, Suite 305, Chapel Hill, NC 27517.
Pursuant to the terms of the Management Agreement (as defined below) with the Trust, the Investment Manager, on behalf of the Fund, pays the compensation of all Officers (other than all or a portion of the salaries and benefits of the Fund’s compliance officer) and Trustees who are affiliated persons of the Investment Manager.
TRUSTEE AND ADVISER QUALIFICATIONS
Neil J. Hennessy has been a Trustee and portfolio manager of the Hennessy Funds for many years. His experience and skills as a portfolio manager, as well as his familiarity with the investment strategies utilized by the Investment Manager and with the Cornerstone series of the Hennessy Funds’ portfolios, led to the conclusion that he should serve as a Trustee. J. Dennis DeSousa’s experience as a real estate investor has honed his understanding of financial statements and the issues that confront businesses, and his diligent and thoughtful service as a Trustee for over two decades has provided him with a solid understanding of the mutual fund industry. Serving as a sheriff, Robert T. Doyle has honed his organizational and problem solving skills, making him a valuable resource when addressing issues that confront the Hennessy Funds. Further, Mr. Doyle’s diligent and thoughtful service as a Trustee for over two decades has provided him with a detailed understanding of the mutual fund industry. Claire Garvie is the founder and Chief Operations Officer of Kiosk, an internet marketing and services firm, and brings over 20 years of experience leading successful marketing programs for firms like Sony, Delta Airlines, and many others. Kiosk was founded in 2004 with offices in the San Francisco Bay Area, Toronto, and Liverpool, UK. Her vast experience in digital marketing makes her a valuable addition to the Board of Trustees. As the chief executive officer of a company, Gerald P. Richardson gained familiarity with financial statements and developed a deep understanding of the demands of operating a business and addressing the issues that confront businesses. Further, Mr. Richardson’s experience in the securities industry as a consultant and his diligent and thoughtful service as a Trustee for over 15 years makes him a valuable resource to the Board of Trustees. Mr. DeSousa, Mr. Doyle, Ms. Garvie, and Mr. Richardson take conservative and thoughtful approaches to addressing issues facing the Hennessy Funds. The combination of skills and attributes discussed above led to the conclusion that Mr. DeSousa, Mr. Doyle, Ms. Garvie, and Mr. Richardson should serve as Trustees.
With over 15 years of experience in the complex healthcare industry, Brian Alexander’s leadership roles in various senior positions within the Sutter Health organization have required significant management, administrative, and customer service expertise, which makes him a valuable resource as an Adviser to the Board of Trustees. Doug Franklin was employed by the Allianz-Fireman’s Fund (FFIC) for 28 years, where he rose through the company to senior leadership, including positions as Chief Actuary and Chief Risk Officer before retiring in 2015. His considerable leadership experience and ability to grasp complex issues makes him a valuable resource as an Adviser to the Board of Trustees.
BOARD LEADERSHIP STRUCTURE
The Board of Trustees has general oversight responsibility with respect to the operation of the Hennessy Funds. The Board of Trustees has engaged the Investment Manager to manage the Hennessy Funds and is responsible for overseeing the Investment Manager and other service providers to the Hennessy Funds in accordance with the provisions of the 1940 Act and other applicable laws. The Board of Trustees has established an Audit Committee to assist the Board of Trustees in performing its oversight responsibilities.

Neil J. Hennessy serves as the Chairman of the Board of Trustees. The Hennessy Funds do not have a lead disinterested Trustee. The small size of the Board of Trustees, consisting of one interested Trustee and four disinterested Trustees, facilitates open discussion and significant involvement by all of the Trustees without the need for a lead disinterested Trustee. Mr. Hennessy’s in-depth knowledge of the Hennessy Funds and their operations enables him to effectively set board agendas and ensure appropriate processes and relationships are established with both the Investment Manager and the Board of Trustees, while the business acumen and many years of experience in the mutual fund industry serving as Trustees of the Hennessy Funds of Messrs. DeSousa, Doyle, and Richardson, enables them to effectively and accurately assess the information being provided to the Board of Trustees to ensure that they are appropriately fulfilling their fiduciary duties to the Hennessy Funds and their shareholders. Ms. Garvie was appointed as a Trustee in December 2021 after serving for six years as an Adviser to the Board and gaining valuable experience in the mutual fund and asset management industry. In light of these factors, the Trust has determined that its leadership structure is appropriate.
BOARD OVERSIGHT OF RISK
The Board of Trustees performs a risk oversight function for the Hennessy Funds directly through its oversight role and indirectly through the Audit Committee, officers of the Hennessy Funds, and service providers to the Hennessy Funds. To effectively perform its risk oversight function, the Board of Trustees performs the following activities, among other things: (i) receives and reviews reports related to the performance and operations of the Hennessy Funds; (ii) reviews and approves, as applicable, the compliance policies and procedures of the Hennessy Funds; (iii) approves the Hennessy Funds’ principal investment policies; (iv) meets with representatives of various service providers, including the Investment Manager and the independent registered public accounting firm of the Hennessy Funds, to review and discuss the activities of the Hennessy Funds and to provide direction with respect thereto; and (v) appoints a chief compliance officer of the Hennessy Funds who oversees the implementation and testing of the Hennessy Funds’ compliance program and reports to the Board of Trustees regarding compliance matters for the Hennessy Funds and their service providers.
The Hennessy Funds have an Audit Committee, which is discussed in greater detail below. The Audit Committee plays a significant role in the risk oversight of the Hennessy Funds as they meet annually with the independent registered public accounting firm of the Hennessy Funds (the “Auditor”) to discuss, among other things, financial risk, including internal controls over financial reporting. From time to time upon request, the Audit Committee meets with the Funds’ chief compliance officer and Fund counsel.
BOARD COMMITTEES
The Audit Committee of the Board of Trustees comprises Messrs. DeSousa, Doyle (Chair), and Richardson. The primary functions of the Audit Committee are to recommend to the Board of Trustees the independent registered public accounting firm to be retained to perform the annual audit, to review the results of the audit, to review the Funds’ internal controls, and to review certain other matters relating to the Funds’ independent registered public accounting firm and financial records. Because the Fund will commence operations following the date of this SAI, the Audit Committee did not meet during the fiscal year ended August 31, 2022 with respect to the Fund.
In overseeing the Auditor, the Audit Committee (i) reviews the Auditor’s independence from the Funds and management, and from the Investment Manager, (ii) reviews periodically the level of fees approved for payment to the Auditor and the pre‑approved non-audit services it has provided to the Funds to ensure their compatibility with the Auditor’s independence, (iii) reviews the Auditor’s performance, qualifications and quality control procedures, (iv) reviews the scope of and overall plans for the annual audit, (v) reviews the Auditor’s performance, qualifications and quality control procedures, (vi) consults with management and the

Auditors with respect to the Funds’ processes for risk assessment and risk management, (vii) reviews with management the scope and effectiveness of the Funds’ disclosure controls and procedures, including for purposes of evaluating the accuracy and fair presentation of the company’s financial statements in connection with certifications made by the chief executive officer and chief financial officer, and (viii) reviews significant legal developments and the Funds’ processes for monitoring compliance with law as it relates to the financial statements and related disclosure.
BOARD AND OTHER INTERESTED PERSONS COMPENSATION
The Trust pays Trustees who are not interested persons of the Trust (each, a “Disinterested Trustee”) fees for serving as Trustees. During calendar year 2022, each Disinterested Trustee received a fee of $16,000 and each Adviser received a fee of $5,000 for each meeting of the Board of Trustees attended, in each case allocated equally across all Hennessy Funds. The Trust may also reimburse Trustees and Advisers for travel expenses incurred in order to attend meetings of the Board of Trustees.
The table below sets forth the compensation estimated to be paid by the Trust to each Trustee for service as a Trustee, to each Adviser for service as an Adviser, and to each officer or affiliated person who is expected to receive aggregate compensation from the Fund exceeding $60,000, in each case for the Fund’s fiscal year ending August 31, 2023.
Name of Person	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Trust(1)
Disinterested Trustees and Advisers
J. Dennis DeSousa	$ [ ]	—	—	$ [ ]
Robert T. Doyle	$ [ ]	—	—	$ [ ]
Claire Garvie	$ [ ]	—	—	$ [ ]
Gerald P. Richardson	$ [ ]	—	—	$ [ ]
Brian Alexander	$ [ ]	—	—	$ [ ]
Doug Franklin	$ [ ]	—	—	$ [ ]
Interested Persons (as defined in the 1940 Act)
Neil J. Hennessy	—	—	—	—
Jennifer Cheskiewicz	$ [ ] (2)	—	—	$ [ ]
_______________
(1) There are currently sixteen other series comprising the Trust. (2) This amount includes $[ ] in salary and $[ ] in benefits (health and life insurance premiums and payroll expenses).

Because the Investment Manager, the sub-advisors, and Fund Services (as defined below under “THE ADMINISTRATOR”) perform substantially all of the services necessary for the operation of the Fund, the Fund does not require any employees. Other than the Fund’s compliance officer, no officer, director, or employee of the Investment Manager, any sub‑advisor, or Fund Services receives any compensation from the Fund for acting as a Trustee or Officer.

OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS
No person or entity “controls” (within the meaning of the 1940 Act) the Fund, as the Fund will commence operations on or following the date of this SAI. A person or entity that “controls” the Fund could have effective voting control over the Fund.
As of [•], 2022, no person or entities owned beneficially or of record 5% or more of the outstanding shares of the Fund, as the Fund will commence operations on or following the date of this SAI.
As of [•], 2022, the 13 Officers, Trustees, and Advisers of the Hennessy Funds as a group owned an aggregate of less than 1% of the outstanding shares of the Fund, as the Fund will commence operations on or following the date of this SAI.
MANAGEMENT OF THE FUND

THE INVESTMENT MANAGER
The investment manager of the Fund is Hennessy Advisors, Inc. The Investment Manager acts as the investment manager of the Fund pursuant to a management agreement with the Trust (the “Management Agreement”). The Investment Manager furnishes continuous investment advisory services and management to the Fund. The Investment Manager is controlled by Neil J. Hennessy, who currently owns approximately [•]% of the outstanding voting securities of the Investment Manager.
Under the Management Agreement, the Investment Manager is entitled to a unitary management fee, computed daily and paid monthly, at the annual rate of 0.95% of the Fund’s average daily net assets.  Pursuant to the Management Agreement, the Investment Manager is responsible for investment management of the Fund’s portfolio, subject to general oversight by the Board of Trustees, and provides the Fund with office space. In addition, the Investment Manager is obligated to keep certain books and records of the Fund. In connection therewith, the Investment Manager furnishes the Fund with those ordinary clerical and bookkeeping services that are not being furnished by the Fund’s custodian, administrator, or transfer agent.
Under the terms of the Management Agreement, the Investment Manager bears all expenses incurred in connection with providing services under the Management Agreement. Additionally, for no compensation, the Investment Manager pays all other operating expenses of the Fund with the exception of the following: (i) the management fees paid to the Investment Manager pursuant to the Management Agreement; (ii) distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (iii) interest expenses; (iv) brokerage expenses, trading expenses, and other expenses (such as stamp taxes) in connection with the execution of portfolio transactions or in connection with creation or redemption transactions; (v) compensation paid to the Independent Trustees and fees paid to Independent Trustees’ counsel; (vi) tax expenses and governmental fees; and (vii) extraordinary expenses not incurred in the course of ordinary business.
Under the Management Agreement, the Investment Manager is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or the Fund in connection with the performance of the Management Agreement, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Investment Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.
The Management Agreement has an initial term of two years and may be renewed from year to year thereafter so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Management Agreement provides that it terminates in the event of its assignment (as defined in the 1940 Act). The Management Agreement may be terminated by the Trust or by the Investment Manager upon 60 days’ prior written notice.
Because the Fund will commence operations on or following the date of this SAI, there have been no payments by the Fund to the Investment Manager for advisory services.
During the fiscal period beginning March 15, 2021 (commencement of operations of the Predecessor Fund) and ending August 31, 2021, the Predecessor Fund paid investment management fees to Red Gate and received fee waivers and reimbursements of expenses as set forth below:
Gross Advisory Fees	Advisory Fee (Waivers)/Recoupment	Net Advisory Fees
$ 146,820	$ (15,462)	$ 131,358

SUB-ADVISORS
The Investment Manager has delegated the day-to-day management of the portfolio composition of the Fund to sub‑advisors and has entered into a sub-advisory agreement with each sub‑advisor.
The Investment Manager employs the sub‑advisors and may terminate them subject to prior approval by the Board of Trustees. Pursuant to the 1940 Act, employing a new sub‑advisor requires prior approval of the Fund’s shareholders. The Trust may request an SEC order exempting the Fund from such requirements, but there can be no assurance that, if requested, such an order would be granted. Selection and retention criteria for a sub-advisor include the following: (i) historical performance records; (ii) consistent performance in the context of the markets; (iii) organizational stability and reputation; (iv) quality and depth of investment personnel; and (v) ability to apply a consistent approach. Different sub‑advisors may not necessarily exhibit all of the criteria to the same degree. Sub-advisors are paid by the Investment Manager, not by the Fund. Each sub-advisor’s activities are subject to general supervision by the Investment Manager and the Board of Trustees. Although the Investment Manager and the Board of Trustees do not evaluate the investment merits of a sub-advisor’s specific securities selections, they do review the performance of each sub-advisor relative to the selection criteria.
Stance Capital, LLC
The Investment Manager has delegated the day-to-day management of the portfolio composition of the Fund to Stance Capital and has entered into a sub‑advisory agreement with Stance Capital (the “Stance Sub‑Advisory Agreement”). Stance Capital is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act) and is controlled by Bill Davis. Pursuant to the Stance Sub-Advisory Agreement, Stance Capital makes specific portfolio investment decisions in accordance with the Fund’s investment objective and Stance Capital’s investment approach and strategies and administers a seprate investment program. In consideration thereof, the Investment Manager (not the Fund) pays Stance Capital monthly at an annual rate of 0.40% of the Fund’s average daily net assets up to $125 million, 0.37% of average daily net assets for assets over $125 million and up to $250 million, and 0.35% for average daily net assets in excess of $250 million.
The Sub-Advisory Agreement has an initial term of two years and may be renewed from year to year thereafter so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Stance Sub-Advisory Agreement may be terminated by either party at any time without the payment of any penalty upon giving 60 days’ prior written notice to the other party. In addition, it terminates automatically if it is assigned.
The Stance Sub-Advisory Agreement provides that Stance Capital shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder. The Stance Sub‑Advisory Agreement also provides that Stance Capital is free to render similar services to others and to engage in other activities.
Vident Investment Advisory, LLC
The Investment Manager has delegated the responsibility for selecting broker-dealers to execute purchase and sale transactions for the Fund to Vident, as instructed by Stance Capital and subject to the supervision of the Investment Manager and the Board.  The Investment Manager has entered into a sub‑advisory agreement with Vident (the “Vident Sub-Advisory Agreement”). Vident is an investment adviser registered under the Advisers Act and is a wholly-owned subsidiary of Vident Financial, LLC, which itself is a wholly-owned subsidiary of the Vident Investors’ Oversight Trust. The trustees of the Vident Investors’ Oversight Trust are Vince L. Birley, Brian Shepler, and Mohammad Baki. Pursuant to the Vident Sub‑Advisory Agreement, Vident is responsible for selecting broker-dealers to execute purchase and sale transactions, as instructed by the Investment Manager or Stance Capital. In consideration thereof, the Investment Manager (not the Fund) pays Vident monthly at an annual rate of 0.05 % of the Fund’s average daily net assets up to $250 million, 0.045% of average daily net assets for assets over $250 million and up to $500 million, and 0.04% for average daily net assets in excess of $500 million. In addition, the Investment Manager has agreed to pay a minimum sub-advisory fee to Vident of $18,750 on an annual basis.
The Vident Sub-Advisory Agreement has an initial term of two years and may be renewed from year to year thereafter so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Vident Sub-Advisory Agreement may be terminated by either party at any time without the payment of any penalty upon giving 60 days’ prior written notice to the other party. In addition, it terminates automatically if it is assigned.
The Vident Sub-Advisory Agreement provides that Vident shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder. The Vident Sub‑Advisory Agreement also provides that Vident is free to render similar services to others and to engage in other activities.
THE PORTFOLIO MANAGERS
Stance Capital, LLC
Stance Capital is the sub-advisor responsible for the portfolio composition of the Fund. The portfolio managers of the Fund with responsibility for the portfolio composition of the Fund may have responsibility for accounts other than the Fund. Information regarding the accounts managed by each portfolio manager as of [•], 2022, other than the Fund, is set forth below.

	Number of Other Accounts Managed and Total Assets by Account Type*			Number of Accounts and Total Assets for Which Advisory Fee Is Performance‑Based*
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Bill Davis	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]
Kyle Balkissoon	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]
*	If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.
The portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, Stance Capital has established policies and procedures to ensure that the purchase and sale of securities and other investments among all accounts it manages are fairly and equitably allocated.
Each portfolio manager receives a cash base salary and a discretionary bonus that is based on the individual performance and overall profitability of Stance Capital. Mr. Balkissoon owns equity in Stance Capital and shares in its profits, which is, in part, dependent on the performance of the Fund, and therefore in part based on the value of the Fund’s net assets and other client accounts he is managing.
As of [•], 2022, no portfolio manager owned shares of the Fund, as the Fund will commence operations on or following the date of this SAI.
Vident Investment Advisory, LLC
Vident is the sub‑advisor responsible for selecting broker-dealers to execute purchase and sale transactions for the Fund, as instructed by Stance Capital. The portfolio managers of the Fund with responsibility for selecting broker-dealers to execute purchase and sale transactions may have responsibility for accounts other than the Fund. Information regarding the accounts managed by each portfolio manager as of [•], 2022, other than the Fund, is set forth below.
	Number of Other Accounts Managed and Total Assets by Account Type*			Number of Accounts and Total Assets for Which Advisory Fee Is Performance‑Based*
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Rafael Zayas	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]
Ryan Dofflemeyer	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]	[ ] $[ ]
The portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, Vident has established policies and procedures to ensure that the purchase and sale of securities and other investments among all accounts it manages are fairly and equitably allocated. In accordance with Vident’s trade rotation policy, there will be cases where the Fund will trade after other accounts.
Each portfolio manager receives a base salary and is eligible to earn discretionary bonuses from time to time. The availability and amount of any bonus will be based on factors such as Vident’s profitability, individual performance, and team contribution. Vident’s profitability is, in part, dependent on the performance of the Fund, and therefore in part based on the value of the Fund’s net assets and other client accounts it is managing.
As of [•], 2022, no portfolio manager owned shares of the Fund, as the Fund will commence operations on or following the date of this SAI.
THE ADMINISTRATOR
U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administration services to the Fund pursuant to a Fund Administration Servicing Agreement with the Trust (the “Administration Agreement”). The Administration Agreement provides that Fund Services must furnish the Fund with various administrative services including, but not limited to, (i) the preparation and coordination of reports to the Board of Trustees, (ii) preparation and filing of securities and other regulatory filings (including state securities filings), (iii) marketing materials, tax returns and shareholder reports, (iv) review and payment of Fund expenses, (v) monitoring and oversight of the activities of the Fund’s other servicing agents (i.e., transfer agent, custodian, accountants, etc.), (vi) maintaining books and records of the Fund, and (vii) administering shareholder accounts. Under the Administration Agreement, Fund Services is required to exercise reasonable care and is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with its performance as administrator, except a loss resulting from willful misfeasance, bad faith, or negligence on the part of Fund Services in the performance of its duties under the Administration Agreement. The Administration Agreement remains in effect until terminated by either party. It may be terminated at any time, without the payment of any penalty, by the Board of Trustees upon 90 days’ prior written notice to Fund Services, or by Fund Services upon 90 days’ prior written notice to the Trust.
For all services provided pursuant to the Administration Agreement, the Fund Accounting Servicing Agreement (see below), the Custodian Agreement (see below), and the Transfer Agent Agreement (see below), Fund Services and its affiliates receive from the Trust an annual fee, payable monthly, based on the average daily net assets of all Hennessy Funds. Subject to certain fee waivers, the annual fee for the Hennessy Funds complex was equal to 0.12% of the first $2 billion of the average daily net assets, 0.10% of the next $2 billion, 0.06% of the next $2 billion, 0.05% of the next $1 billion, 0.04% of the next $3 billion, and 0.03% of the average daily net assets in excess of $10 billion, subject to a minimum annual fee for the Hennessy Funds complex of $600,000.
Because the Fund will commence operations on or following the date of this SAI, there have been no payments by the Fund to Fund Services for administration services.
During the fiscal period beginning March 15, 2021 (commencement of operations of the Predecessor Fund) and ending August 31, 2021, Red Gate paid the following fees to Fund Services on behalf of the Predecessor Fund and pursuant to a separate administration agreement:

Fiscal Period Ended August 31, 2021
$26,793

ACCOUNTING SERVICES AGREEMENT
Fund Services also provides fund accounting services to the Fund pursuant to a Fund Accounting Servicing Agreement with the Trust (the “Fund Accounting Servicing Agreement”). For its accounting services, Fund Services and its affiliates are entitled to receive annual fees, payable monthly, based on the fee schedule set forth above under “THE ADMINISTRATOR.”
TRANSFER AGENT AND CUSTODIAN
Fund Services provides transfer agency services to the Fund pursuant to a Transfer Agent Agreement with the Trust (the “Transfer Agent Agreement”). Under the Transfer Agent Agreement, Fund Services has agreed to issue and redeem shares of the Fund to APs, make dividend and other distributions to shareholders of the Fund, respond to correspondence by Fund shareholders and others relating to its duties, maintain shareholder accounts, and make periodic reports to the Fund.
U.S. Bank, National Association (the “Custodian”), Custody Operations, 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian for the Fund pursuant to a Custodian Agreement with the Trust (the “Custodian Agreement”). The Custodian and Fund Services are affiliates of each other. Under the Custodian Agreement, the Custodian is responsible for, among other things, receipt of and disbursement of funds from the Fund’s accounts, establishment of segregated accounts as necessary, and transfer, exchange, and delivery of Fund portfolio securities.
THE DISTRIBUTOR
Quasar Distributors, LLC (the “Distributor”), 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202, serves as the distributor for the Fund pursuant to a distribution agreement with the Trust. The Fund’s shares are continuously offered for sale by the Distributor only in Creation Units. Each Creation Unit is made up of at least [5,000] shares. The Distributor will not distribute shares in amounts less than a Creation Unit. The Distributor distributes the Fund’s shares on a best efforts basis.
CODE OF ETHICS
The Trust and the Investment Manager have adopted a Code of Ethics pursuant to Rule 17j‑1 under the 1940 Act (“Rule 17j-1”). Such Code of Ethics permits Access Persons (as defined in Rule 17j‑1) of the Trust and the Investment Manager to invest in securities, including securities that may be purchased or held by the Fund, subject to receiving pre‑clearance of any personal securities transactions in securities other than direct obligations of the U.S. government, bankers’ acceptances, bank certificates of deposit, commercial paper, and high‑quality short‑term debt instruments, including repurchase agreements, and shares issued by open‑end registered investment companies. With certain exceptions, such Code of Ethics generally prohibits the purchase or sale of securities if the Access Person of the Trust or Investment Manager knows at the time of such purchase or sale that the security is being considered for purchase or sale by the Fund or is being purchased or sold by the Fund. While the Distributor has adopted a code of ethics that is compliant with Rule  17j-1, the Distributor is not required to adopt a code of ethics pursuant to Rule 17j-1, in reliance on the exemption found in Rule 17j-1(c)(3).

Each of Stance Capital and Vident has adopted a Code of Ethics pursuant to Rule 17j‑1 that permits its Access Persons to invest in securities, including securities that may be purchased or held by the Fund, subject to following the procedures set forth in its personal securities transactions policy.
PROXY VOTING POLICY
Information on how the Fund voted proxies during the most recent 12-month period ended June 30 will be available on the Fund’s website, without charge, at www.hennessyfunds.com or the website of the SEC at http://www.sec.gov.
The Board of Trustees has delegated authority for making voting decisions with respect to the portfolio securities of the Fund to Stance Capital, subject to the Board’s continuing oversight. The proxy voting policies and procedures of Stance Capital provide that Stance Capital will vote all proxies received for portfolio securities held by the Fund in a manner that serves the Fund’s best interests. To assist in its responsibility for voting proxies and the overall voting process, Stance Capital has engaged an independent third party proxy voting specialist, Glass Lewis & Co., LLC (“Glass Lewis”). The services provided by Glass Lewis include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting, and recordkeeping. The decision by Stance Capital to retain the services of Glass Lewis is based principally on the view that the services that Glass Lewis provides generally will result in proxy voting decisions that serve the best economic interests of the Fund, as well as limiting conflicts of interest between Stance Capital and the Fund. Stance Capital follows the Glass Lewis guidelines that focus on enhanced environmental, social, and governance practices.
PORTFOLIO TRANSACTIONS
Subject to policies established by the Board of Trustees, Vident is responsible for selecting broker-dealers to execute purchase and sale transactions for the Fund, as instructed by Stance Capital. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the OTC market, securities are generally traded on a “net” basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. Certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid.
Vident may serve as an investment adviser or sub-advisor to other clients, including private investment companies, and Vident may in the future act as an investment adviser or sub-advisor to other registered investment companies. It is Vident’s practice to cause purchase and sale transactions to be allocated among the Fund and others whose assets are managed by Vident in such manner as it deems equitable. In making such allocations, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Fund and the other client accounts. This procedure may, under certain circumstances, have an adverse effect on the Fund.
With respect to purchases and sales of securities, Vident’s primary consideration will be obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, Vident will have the Fund pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Vident believes that a requirement always to seek the lowest commission cost could impede effective management and preclude Vident from obtaining high-quality brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Vident relies on its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.
Vident, through a brokerage or an outsourced trading desk, conducts trades on behalf of the Fund and effects transactions with brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions. Vident may place portfolio transactions with a broker or dealer that furnishes research and other services to Vident and may pay higher commissions to brokers in recognition of research provided (or direct the payment of commissions to such brokers). Such services may include, but are not limited to, any one or more of the following: (1) information as to the availability of securities for purchase or sale, (2) statistical or factual information or opinions pertaining to investments, (3) wire services, (4) and appraisals or evaluations of portfolio securities. The information and services received by Vident from brokers and dealers may be of benefit in the management of accounts of other clients and may not in all cases benefit the Trust directly. While such services are useful and important in supplementing its own research and facilities, Vident believes the value of such services is not determinable and does not significantly reduce its expenses.
Because the Fund will commence operations on or following the date of this SAI, the Fund has not paid any portfolio brokerage commissions.
For the fiscal period beginning March 15, 2021 (commencement of operations of the Predecessor Fund) and ending August 31, 2021, Vident paid the following brokerage fees on behalf of the Fund.
Fiscal Period Ended August 31, 2021
$13,935
No soft dollar brokerage commissions were paid on behalf of the Predecessor Fund.

PORTFOLIO TURNOVER
For reporting purposes, the Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, securities with maturities at the time of acquisition of one year or less are excluded. Stance Capital will adjust the Fund’s assets as it deems advisable, and portfolio turnover is not a limiting factor should Stance Capital deem it advisable for the Fund to purchase or sell securities. High portfolio turnover (100% or more) involves correspondingly greater brokerage commissions, other transaction costs, and a possible increase in short-term capital gains or losses. See “VALUATION OF SHARES” and “CERTAIN U.S. FEDERAL INCOME TAX CONSEQUENCES” below.
Because the Fund will commence operations on or following the date of this SAI, there has not been any portfolio turnover. The portfolio turnover for the Predecessor Fund for the fiscal period beginning March 15, 2021 (commencement of operations of the Predecessor Fund) and ending August 31, 2021, is shown below.

Fiscal Period Ended August 31, 2021
180%

DISCLOSURE OF PORTFOLIO HOLDINGS
POLICY
The Fund’s policy regarding the disclosure of its portfolio holdings is that portfolio holdings information is not released to individual investors, institutional investors, financial intermediaries, rating and ranking organizations, non‑regulatory agencies, or other persons except that:
(1) On each Business Day, before commencement of trading in Fund shares on the Exchange, the Fund will disclose on its website the Fund’s Portfolio Reference Basket and Guardrail Amount. The Portfolio Reference Basket published on the Fund’s website each Business Day will include the following information for each portfolio holding in the Portfolio Reference Basket: (1) ticker symbol; (2) CUSIP or other identifier; (3) description of holding; (4) quantity of each security or other asset held; and (5) percentage weight of the holding in the Portfolio Reference Basket. The Fund will provide a full list of holdings, including its top ten holdings, quarterly on www.hennesssyfunds.com 60 days after the quarter end.
(2) The Fund releases its portfolio holdings information as of each calendar quarter end to various rating and ranking services, including, but not limited to, Morningstar, Lipper, Standard & Poor’s, and Bloomberg.  Fund Services releases such information upon the authorization of an executive officer of the Fund. Portfolio holdings information for the Fund is generally released to various rating and ranking services as soon as it becomes available following a calendar quarter end.
 (3) By virtue of their duties and responsibilities, the third‑party service providers to the Fund generally have regular, daily access to the Fund’s portfolio holdings information. The service providers are subject to customary confidentiality agreements regarding the Fund’s information and may not release the Fund’s portfolio holdings information to anyone without the written authorization of an executive officer of the Fund.
(4) For the purposes of trading portfolio securities, the Investment Manager may from time to time provide brokers with trade lists that may reflect, in part or in total, the Fund’s portfolio holdings. The provision of such trade lists is subject to customary broker confidentiality agreements and trading restrictions.
(5) The Fund releases its portfolio holdings information in its annual and semi‑annual reports on Form N‑CSR, on Form N-PORT, on Form 13F, and as requested or required by law to any governing or regulatory agency of the Fund.
(6) An executive officer of the Fund may, subject to confidentiality agreements and trading restrictions, authorize the release of the Fund’s portfolio holdings information for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Investment Manager, or to a newly hired investment adviser or sub-adviser.
(7) The Chief Compliance Officer of the Fund or an executive officer of the Investment Manager may authorize the release of portfolio holding information on an exception basis provided that: (a)   such person determines that such a release would be beneficial to the Fund’s investors; and (b) the holdings are as of the end of a calendar month.
Under no circumstances may the Fund, the Investment Manager, or any Trustee, officer, or employee of the Fund or the Investment Manager receive any compensation for the disclosure of the Fund’s portfolio holdings information.

There may be instances where the interests of the Fund’s shareholders respecting the disclosure of information about portfolio securities may conflict or appear to conflict with the interests of the Fund’s service providers or an affiliated person of the Fund (including such affiliated person’s investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board of Trustees, and the Board of Trustees must be afforded the opportunity to determine whether to allow such disclosure.
PROCEDURE
Each year, an officer of the Fund sends a written authorization to U.S. Bank Global Fund Services authorizing it to release the Fund’s portfolio holdings information to rating and ranking services in accordance with the policy described above. U.S. Bank Global Fund Services thereafter releases the Fund’s portfolio holdings information as of each calendar quarter end to various rating and ranking services in accordance with the policy described above.
PURCHASE AND REDEMPTION OF CREATION UNITS
PURCHASE AND ISSUANCE OF CREATION UNITS
The Trust issues and sells shares of the Fund only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at its NAV next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”); or (ii) pursuant to the Dividend Reinvestment Service (defined below). The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the Exchange, generally 4:00 p.m., Eastern Time. The Fund will not issue fractional Creation Units. A “Business Day” is any day on which the Exchange is open for business.
Fund Deposit. The consideration for purchase of a Creation Unit of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, which typically replicates the Portfolio Reference Basket, plus the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. These additional costs associated with the acquisition of Deposit Securities (“Non-Standard Charges”) may be recoverable from the purchaser of creation units. Unless the Fund has authorized a custom basket (as defined below), the names and quantities of the instruments that constitute the Deposit Securities will be the same as the Portfolio Reference Basket except to the extent that the Fund requires purchases and redemptions to be made entirely or in part on a cash basis.
Pursuant to the Order, the Fund may permit or require the Fund Securities to differ from the Portfolio Reference Basket under certain circumstances. In such circumstances, the Fund may use a “custom basket” that includes instruments not in the Portfolio Reference Basket or are included in the Portfolio Reference Basket in different weightings. The Fund has adopted policies and procedures in accordance with Rule 6c-11 of the 1940 Act that govern the construction and acceptance of custom baskets. These policies and procedures provide detailed parameters for the construction and acceptance of custom baskets, including the process for any revisions to, or deviations from, those parameters. A custom basket may only be used when it is in the Fund’s best interests to do so, which may include implementing changes in the Fund’s portfolio, increasing the Fund’s tax efficiency, and for other reasons. When the Fund uses a custom basket, the names or quantities of the instruments that constitute the Deposit Securities will differ from the Portfolio Reference Basket.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The “Cash Component” is an amount equal to the difference between the NAV of the Fund’s shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component will be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which will be the sole responsibility of the Authorized Participant (as defined below).
The Fund, through NSCC, make available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.
The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for the Fund changes from time to time as rebalancing adjustments and corporate action events are reflected by Stance Capital or Vident. The composition of the Deposit Securities will change in response to adjustments to the weighting or composition of the securities constituting the Fund’s Portfolio Reference Basket.
The Fund reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, which will be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”).
Cash Purchase Method. The Fund may at its discretion permit full or partial cash purchases of Creation Units of the Fund in instances permitted by the exemptive relief the Investment Manager is relying on in offering the Fund. When full or partial cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a full or partial cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser together with a Creation Transaction Fee and Non-Standard Charges, as may be applicable.
Procedures for Purchase of Creation Units. To be eligible to place orders with the Distributor to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant. In addition, each Participating Party or DTC Participant (each, an “Authorized Participant” or “AP”) must execute a

Participant Agreement that has been agreed to by the Distributor, and that has been accepted by Fund Services and the Trust, with respect to purchases and redemptions of Creation Units. Each AP will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes. The Investment Manager may retain all or a portion of the Transaction Fee to the extent the Investment Manager bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.
All orders to purchase shares directly from the Fund must be placed for one or more Creation Units in the manner set forth in the Participant Agreement (the “Cut-Off Time”). The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”
An AP may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase shares directly from the Fund in Creation Units have to be placed by the investor’s broker through an AP that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed on any day, the Fund will not accept orders on such day. Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the AP Handbook. With respect to the Fund, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an AP should allow sufficient time to permit proper submission of the purchase order to the Distributor by the Cut-Off Time on the Business Day on which the order is placed. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an AP.
Fund Deposits must be delivered by an AP through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian will cause the subcustodian of the Fund to maintain an account into which the AP will deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the AP in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than the Settlement Date. The “Settlement Date” for the Fund is generally the third Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination will be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received in a timely manner by the Settlement Date, the creation order may be cancelled.

Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund.
The order will be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the Cut-Off Time and the federal funds in the appropriate amount are deposited by 2:00 p.m., Eastern time, with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m., Eastern time on the Settlement Date, then the order may be deemed to be rejected and the AP will be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, AP Handbook and this SAI are properly followed.
Issuance of a Creation Unit. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Investment Manager will be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor. However, the Fund reserves the right to settle Creation Unit transactions on a basis other than the third Business Day following the day on which the purchase order is deemed received by the Distributor in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. The AP will be liable to the Fund for losses, if any, resulting from unsettled orders.
Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which will be maintained in a separate non-interest bearing collateral account. An additional amount of cash will be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. APs will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases, unless otherwise advised by the Fund, and Non-Standard Charges may also apply. The delivery of Creation Units so created generally will occur no later than the Settlement Date.
Acceptance of Orders for Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Distributor in respect of the Fund for any legally permissible reason, including, but not limited to, the following circumstances: the order is not in proper form; acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or circumstances outside the control of the Trust, the Custodian,

Fund Services or the Investment Manager make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God; public service or utility problems; market conditions or activities causing trading halts; systems failures involving computer or other information systems; and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit or the AP acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, Fund Services, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, and they shall not incur any liability for the failure to give any such notification. The Trust, Fund Services, the Custodian, and the Distributor will not be liable for the rejection of any purchase order for Creation Units.
All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered will be determined by the Trust, and the Trust’s determination will be final and binding.
Creation Transaction Fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a Creation Transaction Fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, the Fund may impose a Non-Standard Charge of up to 2% of the value of the creation transactions for cash creations, non- standard orders, or partial cash purchases for the Fund. The Fund may adjust the Non-Standard Charge from time to time based upon actual experience. Investors who use the services of an AP, broker, or other such intermediary may be charged a fee for such services, which may include an amount for the Creation Transaction Fee and Non-Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Investment Manager may retain all or a portion of the Transaction Fee to the extent the Investment Manager bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover. The standard Creation Transaction Fee for the Fund is $[300].
Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because the Fund’s shares may be issued on an ongoing basis, a “distribution” of shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the 1933 Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary-market demand for shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause a shareholder to be deemed an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with the Fund’s shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3)(C) of the 1933 Act.
REDEMPTION OF CREATION UNITS
The Fund’s shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through Fund Services and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN

AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.
With respect to the Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the list of the names and share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities - as announced by the Custodian on the Business Day of the request for redemption received in proper form - plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less any fixed redemption transaction fee as set forth below and any Non-Standard Charges. If that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an AP by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an AP may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
Cash Redemption Method. When full or partial cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of full or partial cash redemptions, the AP will receive the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer. The Fund may incur costs such as brokerage costs or taxable gains or losses that the Fund might not have incurred if the redemption had been made in-kind. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an authorized participant. Shareholders may be subject to tax on gains they would not otherwise have been subject to or at an earlier date than if the Fund had effected redemptions wholly on an in- kind basis.
Redemption Transaction Fees. A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and APs will be required to pay a Redemption Transaction Fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, the Fund may impose a Non-Standard Charge of up to 2% of the value of a redemption transaction for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. Investors who use the services of an Authorized Participant, broker, or other such intermediary may be charged a fee for such services that may include an amount for the Redemption Transaction Fees and Non-Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Fund Securities to the account of the Trust. The Non-Standard Charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund Securities and the Cash Redemption Amount and other transactions costs. The standard Redemption Transaction Fee for the Fund is $[300].
Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to Fund Services prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an AP has transferred or caused to be transferred to Fund Services the Creation Unit(s) being redeemed through the book- entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by Fund Services from the AP on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If Fund Services does not receive the investor’s shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request will be rejected.
The AP must transmit the request for redemption, in the form required by the Trust, to Fund Services in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an AP which has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such AP. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an AP and transfer of the shares to Fund Services; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not APs.
In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or AP acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three business days of the trade date.
Additional Redemption Procedures. In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, the AP must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the trade date. However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. If neither the redeeming shareholder nor the AP acting on behalf of such redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.
If it is not possible to make other such arrangements, or it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.
Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The AP may request the redeeming investor of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an AP that is not a “qualified institutional buyer” (“QIB”), as such term is defined under Rule 144A, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An AP may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.
Because the portfolio securities of the Fund may trade on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.
The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of the NAV of the shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
ABANDONED PROPERTY
It is important that the Fund maintains a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund. Upon receiving returned mail, the Fund attempts to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then it determines whether the investor’s account has legally been abandoned. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction.
Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder’s account or assets, the escheatment period ceases if the representative communicates knowledge of the shareholder’s location and confirms that the shareholder has not abandoned his or her property. If a shareholder designates a representative to receive escheatment notifications, any escheatment notices are delivered to both the shareholder and the designated representative. A completed designation form may be mailed to the Fund (if shares are held directly with the Fund) or to the shareholder’s financial intermediary (if shares are not held directly with the Fund).
VALUATION OF SHARES
The NAV for the shares of the Fund normally is determined on each day the NYSE is open for trading. The net assets of the Fund are valued as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each Business Day.
NAV per share is computed by dividing (i) the value of the securities held by the Fund plus any cash or other assets, less its liabilities, by (ii) the number of outstanding shares of the Fund, and adjusting the result to the nearest full cent. Securities listed on the NYSE, NYSE AMEX Equities, or other national exchanges (other than The NASDAQ Stock Market) are valued at the last sale price on the date of valuation, and securities that are traded on The NASDAQ Stock Market are valued at the Nasdaq Official Closing Price on the date of valuation. Bonds and other fixed-income securities are valued using market quotations provided by dealers and also may be valued on the basis of prices provided by pricing services when the Board of Trustees believes that such prices reflect the fair market value of such securities. If there is no sale in a particular security on such day, the security is valued at the mean between the bid and ask prices. Other securities, to the extent that market quotations are readily available, are valued at market value in accordance with procedures established by the Board of Trustees. Any other securities and other assets for which market quotations are not readily available are valued in good faith in a manner determined by the Board of Trustees best to reflect their full value. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.
Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Using fair value pricing means that the Fund’s NAV reflects the affected portfolio securities’ value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs.
CERTAIN U.S. FEDERAL INCOME TAX CONSIDERATIONS
IN VIEW OF THE COMPLEXITIES OF U.S. FEDERAL AND OTHER INCOME TAX LAWS APPLICABLE TO REGULATED INVESTMENT COMPANIES, A PROSPECTIVE SHAREHOLDER IS URGED TO CONSULT WITH, AND RELY SOLELY UPON, SUCH INVESTOR’S TAX ADVISORS TO UNDERSTAND FULLY THE U.S. FEDERAL, STATE, LOCAL, AND FOREIGN TAX CONSEQUENCES TO SUCH INVESTOR OF AN INVESTMENT BASED ON SUCH INVESTOR’S PARTICULAR FACTS AND CIRCUMSTANCES. THIS SUMMARY IS NOT INTENDED TO BE, AND SHOULD NOT BE CONSTRUED AS, LEGAL OR TAX ADVICE.
The following information supplements and should be read in conjunction with the section in the Fund Prospectus titled “Tax Information.” The Fund Prospectus generally describes the U.S. federal income tax treatment of distributions by the Fund. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable U.S. Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local, or foreign tax matters.
A shareholder’s tax treatment may vary depending on the shareholder’s particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. A shareholder may also be subject to special rules not discussed below if they are a certain kind of shareholder, including, but not limited to, an insurance company, a tax-exempt organization, a financial institution or broker-dealer, a person who is neither a citizen nor resident of the United States or an entity that is not organized under the laws of the United States or political subdivision thereof, a shareholder who holds Fund shares as part of a hedge, straddle, or conversion transaction, a shareholder who does not hold Fund shares as a capital asset, or an entity taxable as a partnership for U.S. federal income tax purposes or investors in such an entity.
The Trust has not requested, and does not plan to request, an advance ruling from the IRS as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below, and such positions could be sustained. In addition, the following discussion and the discussion in the Fund Prospectus address only some of the U.S. federal income tax considerations generally affecting investments in the Fund. Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the U.S. federal tax consequences of an investment in the Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Fund.
Qualification as a Regulated Investment Company
It is intended that the Fund qualify for treatment as a RIC under Subchapter M of Subtitle A, Chapter 1 of the Code. The Fund is treated as a separate entity for U.S. federal income tax purposes, and separately determines its income, gains, losses, and expenses for U.S. federal income tax purposes.
In order to qualify as a RIC under the Code, the Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and other income attributable to its business of investing in such stock, securities, or foreign currencies (including, but not limited to, gains from options, futures, or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future U.S. Treasury regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to the Fund’s principal business of investing in stock, securities, options, or futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership, except a qualified publicly traded partnership, is treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized by the RIC.
The Fund must also diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the fair market value of its gross assets consists of (a) cash and cash items (including receivables), U.S. Government Securities, and securities of other RICs, and (b) securities of any one issuer (other than those described in clause (a)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(b)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting the diversification requirement of clause (i)(b), the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership. The qualifying income and diversification requirements applicable to the Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts, and swap agreements.
If the Fund fails to satisfy any of the qualifying income or diversification requirements in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirement. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the applicable relief provisions were not available or could not be met, the Fund would be taxed in the same manner as an ordinary corporation, which is described below.
In addition, with respect to each taxable year, the Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes (i) its ordinary income and the excess of any net short-term capital gain over net long‑term capital loss and (ii) at least 90% of its net tax‑exempt interest income earned for the taxable year. If the Fund meets all of the RIC qualification requirements, it generally is not subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, the Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances the Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from the Fund in the year such distribution is actually distributed. However, if the Fund declares a distribution to shareholders of record in October, November, or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders are treated as if the Fund paid the distribution on December 31 of the first year. The Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that the Fund will not be subject to U.S. federal income taxation.
Moreover, the Fund may retain for investment all or a portion of its net capital gain. If the Fund retains any net capital gain, it is subject to a tax at regular corporate rates on the amount retained, but may report the retained amount as undistributed capital gain in a written statement furnished to its shareholders, who would then (i) be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund is increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Fund is not required to, and there can be no assurance that it will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
If, for any taxable year, the Fund fails to qualify as a RIC and is not eligible for relief as described above, it is taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders are taxable as dividend income. To requalify as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund initially qualifies as a RIC but subsequently fails to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay taxes on any net unrealized gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to tax on such unrealized gain recognized for a period of 10 years, in order to requalify as a RIC in a subsequent year.
Equalization Accounting
The Fund may use the equalization method of accounting to allocate a portion of its earnings and profits (which generally equals the Fund’s undistributed investment company taxable income and net capital gain, with certain adjustments) to redemption proceeds. This method permits the Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally does not affect the Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect that redemptions of the Fund’s shares have on distributions to shareholders. However, the IRS may not have expressly sanctioned the particular equalization methods that may be used by the Fund, and thus the Fund’s use of these methods may be subject to IRS scrutiny.
Capital Loss Carryforwards
The Fund may carry forward indefinitely a net capital loss to offset its capital gain. The excess of the Fund’s net short-term capital loss over its net long-term capital gain is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess of the Fund’s net long-term capital loss over its net short-term capital gain is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. If future capital gain is offset by capital loss carryforwards, such future capital gain is not subject to fund-level U.S. federal income tax, regardless of whether it is distributed to shareholders. Accordingly, the Fund does not expect to distribute any such offsetting capital gain. The Fund cannot carry back or carry forward any net operating losses.
Excise Tax
If the Fund were to fail to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98.2% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that was not distributed during such years, the Fund would be subject to a nondeductible 4% U.S. federal excise tax on the undistributed amounts (other than to the extent of its tax‑exempt interest income, if any). For these purposes, the Fund is treated as having distributed any amount on which it is subject to corporate‑level U.S. federal income tax for the taxable year ending within the calendar year. The Fund generally intends to distribute, or be deemed to have distributed, substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year, and thus expects not to be subject to the excise tax. However, no assurance can be given that the Fund will not be subject to the excise tax. Moreover, the Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid by the Fund is determined to be de minimis).
Taxation of Distributions
Distributions paid out of the Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and other distributions on the Fund’s shares generally are subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares acquired at a time when the Fund’s NAV reflects gains that are either unrealized or realized but not distributed. For U.S. federal income tax purposes, the Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year, and are allocated pro rata to distributions paid over the entire year. Distributions in excess of the Fund’s current and accumulated earnings and profits first are treated as a return of capital up to the amount of a shareholder’s tax basis in the shareholders of the Fund’s shares and then as capital gain. The Fund may from time to time make distributions in excess of its earnings and profits, from time to time.
For U.S. federal income tax purposes, distributions of investment income and distributions of gains from the sale of investments that the Fund owned for one year or less typically are taxable as ordinary income. Distributions properly reported in writing by the Fund as capital gain dividends are taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s net capital gain for the taxable year) regardless of how long a shareholder has held Fund shares, and such distributions do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. The Fund reports capital gain dividends, if any, in a written statement furnished to its shareholders after the close of the Fund’s taxable year.
Fluctuations in foreign currency exchange rates may result in foreign exchange gain or loss on transactions in foreign currencies, foreign currency-denominated debt obligations, and certain foreign currency options, futures contracts, and forward contracts. Such gains or losses are generally characterized as ordinary income or loss for tax purposes. The Fund must make certain distributions in order to qualify as a RIC, and the timing of and character of transactions such as foreign currency-related gains and losses may result in the fund paying a distribution treated as a return of capital. Such distribution is nontaxable to the extent of the recipient’s basis in its shares.
Some states do not tax distributions made to individual shareholders that are attributable to interest the Fund earned on direct obligations of the U.S. government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper, and repurchase agreements collateralized by U.S. Government Securities generally do not qualify for state tax-free treatment. This exemption may not apply to corporate shareholders.
Dividend Reinvestment Service
The Fund will not make the DTC book-entry dividend reinvestment service available for use by beneficial owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares issued by the Fund at NAV. Distributions reinvested in additional shares of the Fund will nevertheless be taxable to beneficial owners acquiring such additional shares to the same extent as if such distributions had been received in cash.
Cost Basis Reporting
In general, the Fund must report cost basis information to its shareholders and the IRS for redemptions of covered shares. Fund shares purchased on or after January 1, 2012, generally are treated as covered shares, and Fund shares purchased before January 1, 2012, and Fund shares without complete cost basis information generally are treated as noncovered shares. Fund shareholders should consult their tax advisers to obtain more information about how these cost basis rules apply to them and determine which cost basis method allowed by the IRS is best for them.
TAXATION OF CERTAIN INVESTMENTS
PFICs
Passive foreign investment companies (“PFICs”) are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce, or are held for the production of, such passive income. If the Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on excess distributions received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions are characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.
The Fund may not pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Fund may attempt to limit or manage its holdings in PFICs to minimize its tax liability or maximize their returns from these investments, but there can be no assurance that they would be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, the Fund may incur the tax and interest charges described above in some instances. Dividends paid by the Fund attributable to income and gains derived from PFICs are not eligible to be treated as qualified dividend income.
Additional Information
In addition to the investments described above, prospective shareholders should be aware that other investments made by the Fund could involve complex tax rules that could result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund seeks to avoid significant non-cash income, such non-cash income could be recognized by the Fund. In such case, the Fund may distribute cash derived from other sources to meet the minimum distribution requirements described above, which may require the Fund to liquidate investments prematurely.
Notwithstanding the foregoing, accrual method taxpayers are required to recognize gross income under the “all events test” no later than when such income is recognized as revenue in an applicable financial statement (e.g., an audited financial statement that is used for reporting to partners). This rule may require the Fund to recognize income earlier than as described above.
U.S. FEDERAL INCOME TAX RATES
Non‑corporate Fund shareholders (i.e., individuals, trusts, and estates) are taxed at a maximum rate of 37% on ordinary income and 20% on net capital gain.
In general, qualified dividend income realized by non‑corporate Fund shareholders is taxable at the same rate as net capital gain. Qualified dividend income is dividend income attributable to certain U.S. and foreign corporations, as long as certain holding period requirements are met. If less than 95% of the income of the Fund is attributable to qualified dividend income, then typically only the portion of the Fund’s distributions that is attributable to qualified dividend income and reported in writing as such in a timely manner is treated as qualified dividend income in the hands of individual shareholders. Payments received by the Fund from securities lending, repurchase, and other derivative transactions ordinarily do not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual shareholders therefore are urged to consult their own tax advisers and financial planners.
The maximum stated corporate U.S. federal income tax rate applicable to ordinary income and net capital gain is 21%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Distributions from the Fund may qualify for the dividends-received deduction applicable to corporate shareholders with respect to certain dividends. Naturally, the amount of tax payable by any taxpayer is affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, and sources of income.
In addition, non-corporate Fund shareholders generally are subject to an additional 3.8% tax on their net investment income, which usually includes taxable distributions received from the corresponding Fund and taxable gain on the disposition of Fund shares if the shareholders meets a taxable income test.
Under the Foreign Account Tax Compliance Act (“FATCA”) U.S. federal income tax withholding at a 30% rate is imposed on dividends and proceeds of redemptions in respect of Fund shares received by Fund shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. The Fund does not pay any additional amounts in respect to any amounts withheld.
INFORMATION REPORTING AND BACKUP WITHHOLDING
Distributions on, and the payment of the proceeds of a disposition of Fund shares generally is subject to information reporting if made within the United States or through certain U.S.-related financial intermediaries. Information returns must be filed with the IRS, and copies of information returns may be made available to the tax authorities of the country in which a holder resides or is incorporated under the provisions of a specific treaty or agreement.
The Fund generally is required to withhold and remit to the U.S. Treasury, subject to exemptions such as those for certain corporate or foreign shareholders, an amount equal to 24% of all distributions and redemption proceeds (including proceeds from exchanges and in-kind redemptions) paid or credited to the Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct taxpayer identification number (“TIN”), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder’s U.S. federal income tax liability and may obtain a refund of any excess amounts withheld as long as the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9. State backup withholding may also be required to be withheld by the Fund under certain circumstances.
FOREIGN SHAREHOLDERS
For purposes of this discussion, foreign shareholders include (i) nonresident alien individuals, (ii) foreign trusts (i.e., any trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., estates whose income is not subject to U.S. tax regardless of source), and (iv) foreign corporations.
Generally, distributions made to foreign shareholders are subject to non-refundable U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gain, or foreign‑source dividend and interest income) that, if paid to a foreign person directly, would not be subject to such withholding.
Under legislation that has been available from time to time, the Fund could report in writing to its shareholders certain distributions made to foreign shareholders that would not be subject to U.S. federal income tax withholding where the distribution is attributable to specific sources (such as portfolio interest and short-term capital gain), certain requirements are met and the Fund makes appropriate designations to pay such exempt distributions. Even if the Fund realizes income from such sources, no assurance can be made that the Fund would meet such requirements or make such designations. Where Fund shares are held through an intermediary, even if the Fund makes the appropriate designation, the intermediary may withhold U.S. federal income tax.
Capital gains dividends and gains recognized by a foreign shareholder on the redemption of Fund shares generally are not subject to U.S. federal income tax withholding, provided that certain requirements are satisfied.

Under FATCA, a withholding tax of 30% is imposed on dividends on, and the gross proceeds of a disposition of, Fund shares paid to certain foreign shareholders unless various information reporting requirements are satisfied. Such withholding tax generally applies to non-U.S. financial institutions, which are defined for this purpose as non-U.S. entities that (i) accept deposits in the ordinary course of a banking or similar business, (ii) are engaged in the business of holding financial assets for the account of others, or (iii) are engaged, or hold themselves out as being engaged, primarily in the business of investing, reinvesting, or trading in securities, partnership interests, commodities, or any interest in such assets. Prospective foreign shareholders are encouraged to consult their tax advisors regarding the implications of FATCA on their investment in the Fund.
Before investing in the shares, a prospective foreign shareholder should consult with its own tax advisors, including whether the shareholder’s investment can qualify for benefits under an applicable income tax treaty.
TAX SHELTER REPORTING REGULATIONS
Generally, under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more, or if a corporate shareholder recognizes a loss of $10 million or more, with respect to Fund shares, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but shareholders of a RIC are not exempt under current guidance. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.
TAX LEGISLATION
Prospective shareholders should recognize that the present U.S. federal income tax treatment of the Fund and its shareholders may be modified by legislative, judicial, or administrative actions at any time, which may be retroactive in effect. The rules addressing U.S. federal income taxation are constantly under review by Congress, the IRS, and the U.S. Treasury, and statutory changes, as well as promulgation of new regulations, revisions to existing statutes, and revised interpretations of established concepts, occur frequently. You should consult your advisers concerning the status of legislative proposals that may pertain to holding Fund shares.
The foregoing summary does not describe fully the income and other tax consequences of an investment in the Fund. Fund investors are strongly urged to consult with their tax advisers, with specific reference to their own respective situations, regarding the potential tax consequences of an investment in the Fund.
ANTI-MONEY LAUNDERING PROGRAM
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“PATRIOT Act”). To ensure compliance with this law, the Program provides for the development of internal practices, procedures, and controls, designation of anti‑money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.
Procedures to implement the Program include, but are not limited to, determining that the Distributor and Fund Services have established proper anti-money laundering procedures, reporting suspicious or fraudulent activity, and performing a complete and thorough review of all new opening account applications.

The Fund may not transact business with any person or legal entity whose identity and whose beneficial owners, if applicable, cannot be adequately verified under the provision of the PATRIOT Act.
As a result of the Program, the Fund may be required to freeze the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.
OTHER INFORMATION
PAYMENTS TO FINANCIAL INTERMEDIARIES
The Investment Manager may pay fees from its own resources (and not those of the Fund) to financial intermediaries, such as brokers or third-party administrators, for non-distribution‑related sub-transfer agency, administrative, sub‑accounting, and other shareholder services. Fees paid pursuant to such agreements are generally based on either (i) a percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary or (ii) the number of accounts held by Fund shareholders that are serviced by a financial intermediary.
The Investment Manager also may pay certain financial intermediaries for certain activities relating to the Fund.  These payments are separate from any fees the Fund pays to those financial intermediaries.  Any payments made by the Investment Manager are made from its own assets and not from the assets of the Fund.  These payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Fund.  The Investment Manager may pay for financial intermediaries to participate in marketing activities and presentations, educational training programs, activities designed to make registered representatives, other professionals, and individual investors more knowledgeable about the Fund, or activities relating to the support of technology platforms and reporting systems. The Investment Manager may also make payments to financial intermediaries for certain printing, publishing, and mailing costs associated with the Fund. Additionally, the Investment Manager may make payments to financial intermediaries that make shares of the Fund available to their clients or for otherwise promoting the Fund. Payments of this type are sometimes referred to as revenue-sharing payments.
Payments to financial intermediary may be significant to that financial intermediary, and amounts that financial intermediaries pay to an investor’s salesperson or other investment professional may also be significant for the investor’s salesperson or other investment professional. Because a financial intermediary may make decisions about which investment options it recommends or makes available to its clients and what services to provide for various products based on payments it receives or is eligible to receive, these payments create conflicts of interest between the financial intermediary and its clients, and these financial incentives may cause the financial intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to an investor’s salesperson or other investment professional if such individual receives similar payments from a financial intermediary.
The incremental assets purchased by shareholders through financial intermediaries to which the Investment Manager makes payments are not as profitable to the Investment Manager as those purchased in direct shareholder accounts. A significant majority of shareholders may invest in the Fund through such financial intermediaries.
DESCRIPTION OF SHARES
The Fund’s authorized capital consists of an unlimited number of shares of beneficial interest, having no par value. Shareholders are entitled to (i) one vote per full Fund share, (ii) such distributions as may be declared by the Board of Trustees out of funds legally available, and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to Fund shares, and the holders have no preemptive rights and may not cumulate their votes in the election of Trustees. Consequently, the holders of more than 50% of Fund shares voting for the election of Trustees can elect all the Trustees, and in such event, the holders of the remaining shares voting for the election of Trustees would be unable to elect any persons as Trustees. As indicated below, the Trust does not anticipate holding an annual meeting in any year in which the election of Trustees is not required to be acted on by shareholders under the 1940 Act.
When issued for payment as described in the Fund Prospectus, Fund shares will be fully paid and non-assessable.
Pursuant to the Trust Instrument, the Trustees may establish and designate one or more separate and distinct series of shares, each of which would be authorized to issue an unlimited number of shares. Additionally, without obtaining any prior authorization or vote of shareholders, the Trustees may redesignate or reclassify any issued shares of any series. In the event that more than one series is established, each share outstanding, regardless of series, would still entitle its holder to one vote. As a general matter, shares would be voted in the aggregate and not by series, except where class voting would be required by the 1940 Act (e.g., change in investment policy or approval of an investment advisory agreement). All consideration received from the sale of shares of any series, together with all income, earnings, profits and proceeds thereof, would belong to that series and would be charged with the liabilities in respect of that series and of that series’ share of the general liabilities of the applicable Fund, as the case may be, in the proportion that the total net assets of the series bear to the total net assets of all series. The NAV of a share of any series would be based on the assets belonging to that series less the liabilities charged to that series, and dividends could be paid on shares of any series only out of lawfully available assets belonging to that series. In the event of liquidation or dissolution of any series, the shareholders would be entitled to the assets belonging to that series.
The Trust Instrument contains an express disclaimer of shareholder liability for the Trust’s acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Trust Instrument provides for indemnification and reimbursement of expenses out of the Fund’s property, as applicable, for any shareholder held personally liable for its obligations. The Trust Instrument also provides that the Trust would, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.
The Trust Instrument further provides that the Trustees are not liable for errors of judgment or mistakes of fact or law, but nothing in the Trust Instrument protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Trustee’s office.
SHAREHOLDER MEETINGS
The Trust does not expect to hold an annual meeting of shareholders in any year in which the election of Trustees is not required to be acted on by shareholders under the 1940 Act. At its discretion, the Board of Trustees may call a special meeting of shareholders to allow shareholders to vote on any matter that the Board of Trustees deems necessary or advisable.
The Trust’s Trust Instrument and Bylaws contain procedures for the removal of Trustees by the Trust’s shareholders. At any duly called meeting of shareholders and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of at least two‑thirds of the outstanding shares, remove any Trustee.

Upon the written request of the holders of shares entitled to not less than 10% of all the votes entitled to be cast at such meeting, the Secretary of the Trust must promptly call a special meeting of shareholders to vote on the question of removal of any Trustee. Whenever 10 or more shareholders of record who have been such for at least six months preceding the date of application and who hold in the aggregate either shares having a NAV of at least $25,000 or at least 1% of the total outstanding shares, whichever is less, apply to the Secretary in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary must, within five business days after such application, either (i) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust or (ii) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.
If the Secretary elects to follow the course specified in clause (ii) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, must, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless, within five business days after such tender, the Secretary mails to such applicants and files with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that, in their opinion, either such material contains untrue statements of fact, omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.
After opportunity for hearing on the objections specified in the written statement so filed, the SEC may, and if demanded by the Trustees or by such applicants must, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC enters an order refusing to sustain any of such objections or if, after the entry of an order sustaining one or more of such objections, the SEC finds, after notice and opportunity for hearing, that all objections so sustained have been met and enters an order so declaring, the Secretary must mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.
Rule 18f-2 under the 1940 Act provides that any matter required under the provisions of the 1940 Act, applicable state law, or otherwise to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust has not been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by such matter. Rule 18f-2 further provides that a fund is deemed affected by a matter unless it is clear that the interests of each fund in the matter are identical or that the matter does not affect any interest of such fund. The rule exempts the selection of independent auditors and the election of Trustees from the separate voting requirements.
REGISTRATION STATEMENT
The Fund Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Fund Prospectus. The general public can review the Registration Statement, including the exhibits filed therewith, on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov.
Statements contained in the Fund Prospectus and this SAI as to the contents of any contract or other document are not complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this SAI and the Fund Prospectus form a part, and each such statement is qualified in all respects by such reference.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The law firm of Foley & Lardner LLP, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202‑5306, serves as counsel to the Fund. Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102‑2529, serves as the independent registered public accounting firm to the Fund. Tait, Weller & Baker LLP audits and reports on the Fund’s annual financial statements, reviews certain regulatory reports and the Fund’s income tax returns, and performs other auditing and tax services when engaged to do so.
FINANCIAL STATEMENTS
The audited financial statements, accompanying notes, and report of independent registered public accounting firm appearing in the Predecessor Fund’s 2021 Annual Report to Shareholders are incorporated herein by reference.

PART C
OTHER INFORMATION
Item 28. Exhibits

(a) Organizational Documents:

(1) Restated Certificate of Trust.(9)

(2) Certificate of Amendment to the Certificate of Trust.(3)

(3) Certificate of Amendment to the Certificate of Trust.(9)
(4) Amended and Restated Trust Instrument.(13)
(5)	Amended and Restated Written Instrument Designating and Establishing Series and Classes.(14)
               (6)             Form of Written Instrument Designating and Establishing Series and Class - Filed Herewith.

(b) Amended and Restated Bylaws.(13)
(c) None.
(d) Investment Advisory Contracts:
(1)
Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund, and the Hennessy Japan Small Cap Fund.(6)

(2)
First Amendment to Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund, and the Hennessy Japan Small Cap Fund.(7)

(3)
Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Gas Utility Fund, the Hennessy Large Cap Financial Fund, the Hennessy Small Cap Financial Fund, and the Hennessy Technology Fund.(5)

(4)
First Amendment to Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Gas Utility Fund, the Hennessy Large Cap Financial Fund, the Hennessy Small Cap Financial Fund, and the Hennessy Technology Fund.(8)

(5)	Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Large Growth Fund.(4)

(6)	Amended and Restated Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Energy Transition Fund and the Hennessy Midstream Fund.(14)
(7)	Form of Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Stance ESG Large Cap ETF – Filed Herewith.
(8)	Sub-Advisory Agreement for the Hennessy Focus Fund between Hennessy Advisors, Inc. and Broad Run Investment Management, LLC.(5)
(9)	Sub-Advisory Agreement for the Hennessy Equity and Income Fund (fixed income allocation) between Hennessy Advisors, Inc. and Financial Counselors, Inc.(5)
(10)	Sub-Advisory Agreement for the Hennessy Equity and Income Fund (equity allocation) between Hennessy Advisors, Inc. and The London Company of Virginia, LLC.(5)
(11)	Sub-Advisory Agreement for the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund between Hennessy Advisors, Inc. and SPARX Asset Management Co., Ltd.(6)
(12)	First Amendment to Sub-Advisory Agreement for the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund between Hennessy Advisors, Inc. and SPARX Asset Management Co., Ltd.(10)
(13)	Form of Sub-Advisory Agreement for the Hennessy Stance ESG Large Cap ETF between Hennessy Advisors, Inc. and Stance Capital, LLC – Filed Herewith.
(14)	Form of Sub-Advisory Agreement for the Hennessy Stance ESG Large Cap ETF between Hennessy Advisors, Inc. and Vident Investment Advisory, LLC – Filed Herewith.
(e)	(1)	Distribution Agreement by and among Quasar Distributors, LLC, Registrant, and Hennessy Advisors, Inc.(13)
(2)	Distribution Agreement (Novation) by and among Quasar Distributors, LLC, Registrant, and Hennessy Advisors, Inc.(14)
(3)	Form of ETF Distribution Agreement for the Hennessy Stance ESG Large Cap ETF by and among Quasar Distributors, LLC, Registrant, and Hennessy Advisors, Inc. – Filed Herewith.
(4)	Form of Authorized Participant Agreement for the Hennessy Stance ESG Large Cap ETF – Filed Herewith.
(f) None.
(g)	(1)	Custody Agreement between Registrant and U.S. Bank, National Association(2) and Amended and Restated Exhibit C and Exhibit D.(12)
(2)	Form of Custody Agreement for the Hennessy Stance ESG Large Cap ETF – To Be Filed By Amendment.
(h)	Other Material Contracts:

(1)	Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(2)
(2)	Addendum to Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(12)
(3)	Fifth Amendment to the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC. (12)
(4)	Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC(2) and Amended and Restated Exhibit A and Exhibit C.(12)
(5)	Addendum to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(12)
(6)	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC(2) and Amended and Restated Exhibit A and Exhibit B.(12)
(7)	Second Amended and Restated Servicing Agreement between Registrant and Hennessy Advisors, Inc. for all Funds.(14)
(8)	Fund Servicing Agreement for the Hennessy Stance ESG Large Cap ETF between Registrant and U.S. Bancorp Fund Services, LLC – To Be Filed By Amendment.
(9)	Power of Attorney.(2)
(10)	Power of Attorney.(12)
(11)	Power of Attorney – Filed Herewith.
(12)	Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Large Growth Fund.(10)
(13)
Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Energy Transition Fund (f/k/a Hennessy BP Energy Fund) and the Hennessy Midstream Fund (f/k/a Hennessy BP Midstream Fund).(11)

(14)	First Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Midstream Fund (f/k/a Hennessy BP Midstream Fund). (12)
(15)	Second Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Midstream Fund (f/k/a Hennessy BP Midstream Fund). (13)
(16)	Third Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Midstream Fund (f/k/a Hennessy BP Midstream Fund). (14)
(17)	Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Technology Fund.(8)

(18)	First Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Technology Fund.(10)
(19)	Second Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Technology Fund.(11)
(20)	Third Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Technology Fund.(12)
(21)	Fourth Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Technology Fund.(13)
(22)	Fifth Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Technology Fund.(14)
(23)	Form of Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Stance ESG Large Cap ETF – Filed Herewith.
(24)	Amended and Restated Administrative Services Agreement among American Gas Association, Registrant on behalf the Hennessy Gas Utility Fund, and Hennessy Advisors, Inc.(12)
(i) Opinion of Foley & Lardner LLP – Filed Herewith.
(j) Consent of Independent Registered Public Accounting Firm Regarding Predecessor Financials – To Be Filed By Amendment.
(k) None.
(l) Subscription Agreement.(1)
(m) Distribution (Rule 12b-1) Plans:
(1)	Distribution (Rule 12b-1) Plan for the Hennessy Cornerstone Growth Fund.(7)
(2)
Amended and Restated Distribution (Rule 12b-1) Plan for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Gas Utility Fund, the Hennessy Large Cap Financial Fund, the Hennessy Small Cap Financial Fund, and the Hennessy Technology Fund.(5)

(3)	Distribution (Rule 12b-1) Plan for the Hennessy Cornerstone Mid Cap 30 Fund.(7)
(4)	Distribution (Rule 12b-1) Plan for the Hennessy Cornerstone Large Growth Fund.(7)
(5)	Distribution (Rule 12b-1) Plan for the Hennessy Cornerstone Value Fund.(7)
(6)	Distribution (Rule 12b-1) Plan for the Hennessy Total Return Fund.(6)
(7)	Distribution (Rule 12b-1) Plan for the Hennessy Balanced Fund.(6)
(8)	Amended and Restated Distribution (Rule 12b-1) Plan for the Hennessy Energy Transition Fund.(12)

(9)	Amended and Restated Distribution (Rule 12b-1) Plan for the Hennessy Midstream Fund.(12)
(10)	Distribution (Rule 12b-1) Plan for the Hennessy Japan Fund.(7)
(11)	Distribution (Rule 12b-1) Plan for the Hennessy Japan Small Cap Fund.(7)
(n) Amended and Restated Rule 18f-3 Multi-Class Plan.(12)
(o)          (1) Code of Ethics of Registrant and Hennessy Advisors, Inc.(14)
(2) Code of Ethics of Broad Run Investment Management, LLC.(14)
(3) Code of Ethics of FCI Advisors.(13)
(4) Code of Ethics of The London Company of Virginia, LLC.(12)
(5) Code of Ethics of SPARX Asset Management Co., Ltd.(10)
(6) Code of Ethics of Stance Capital, LLC. – Filed Herewith.
(7) Code of Ethics of Vident Investment Advisory, LLC. – Filed Herewith.
(8)	Code of Ethics of Quasar Distributors, LLC. – Not Applicable Per Rule 17j-1(c)(3).
_______________
(1)
Previously filed as an exhibit to Post-Effective Amendment No. 6 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 6 was filed on October 28, 1997, and its accession number is 0000897069-97-000422.

(2)
Previously filed as an exhibit to Post-Effective Amendment No. 16 to the Registration Statement. Post‑Effective Amendment No. 16 was filed on July 1, 2005, and its accession number is 0000897069‑05‑001653.

(3)
Previously filed as an exhibit to Post-Effective Amendment No. 24 to the Registration Statement. Post‑Effective Amendment No. 24 was filed on December 15, 2008, and its accession number is 0000897069-08-001905.

(4)
Previously filed as an exhibit to Post-Effective Amendment No. 26 to the Registration Statement. Post‑Effective Amendment No. 26 was filed on November 23, 2009, and its accession number is 0000898531-09-000435.

(5)
Previously filed as an exhibit to Post-Effective Amendment No. 34 to the Registration Statement. Post‑Effective Amendment No. 34 was filed on February 28, 2013, and its accession number is 0000898531-13-000110.

(6)
Previously filed as an exhibit to Post-Effective Amendment No. 38 to the Registration Statement. Post‑Effective Amendment No. 38 was filed on February 28, 2014, and its accession number is 0000898531-14-000096.

(7)
Previously filed as an exhibit to Post-Effective Amendment No. 43 to the Registration Statement. Post‑Effective Amendment No. 43 was filed on February 29, 2016, and its accession number is 0000898531-16-000649.

(8)
Previously filed as an exhibit to Post-Effective Amendment No. 47 to the Registration Statement. Post‑Effective Amendment No. 47 was filed on February 28, 2017, and its accession number is 0000898531-17-000122.

(9)	Previously filed as an exhibit to the Registration Statement on Form N-14. The Registration Statement was filed on June 13, 2017, and its accession number is 0000898531-17-000334.
(10)
Previously filed as an exhibit to Post-Effective Amendment No. 49 to the Registration Statement. Post‑Effective Amendment No. 49 was filed on February 28, 2018, and its accession number is 0000898531-18-000104.

(11)
Previously filed as an exhibit to Post-Effective Amendment No. 53 to the Registration Statement. Post‑Effective Amendment No. 53 was filed on February 28, 2019, and its accession number is 0000898531-19-000103.

(12)
Previously filed as an exhibit to Post-Effective Amendment No. 55 to the Registration Statement. Post‑Effective Amendment No. 55 was filed on February 28, 2020, and its accession number is 0000898531-20-000075.

(13)
Previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement. Post‑Effective Amendment No. 57 was filed on March 1, 2021, and its accession number is 0001387131-21-003026.

(14)
Previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement.  Post-Effective Amendment No. 59 was field on February 28, 2022, and its accession number is 0001387131-22-002590.

Item 29.	Persons Controlled by or Under Common Control with Registrant
No person is directly or indirectly controlled by or under common control with Registrant.
Item 30.	Indemnification
Pursuant to Chapter 38 of Title 12 of the Delaware Code, Registrant’s Amended and Restated Trust Instrument, dated October 14, 2020, contains the following article, which is in full force and effect and has not been modified or canceled:
“ARTICLE 10
LIMITATION OF LIABILITY AND INDEMNIFICATION
Section 10.1.  LIMITATION OF LIABILITY.  A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission, or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in such individual’s capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

Section 10.2.  INDEMNIFICATION.  Subject to the exceptions and limitations contained in Section 10.2(B):
(i) every Person who is, or has been, a Trustee or officer of the Trust (a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by such Person in connection with any claim, action, suit, or proceeding in which such Person becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by such Person in the settlement thereof;
(ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.
(B) No indemnification shall be provided to a Covered Person:
(i) who shall have been adjudicated by a court or body before which the proceeding was brought (1) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person’s office or (2) not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interest of the Trust; or
(ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person’s office,
(1)	by the court or other body approving the settlement;

(2)
by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(3)	by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(C) The rights of indemnification in this Trust Instrument may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.
(D) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Section 10.2(A) may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or

Series if it is ultimately determined that such Covered Person is not entitled to indemnification under this Section 10.2; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.2.
Section 10.3.  SHAREHOLDERS.  In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of being or having been a Shareholder of such Series and not because of such Shareholder’s acts or omissions or for some other reason, the Shareholder or former Shareholder (or such Shareholder’s or former Shareholder’s heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.
Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Adviser

Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 32.  Principal Underwriters

(a) Quasar Distributors, LLC (the “Distributor”), Registrant’s principal underwriter, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940:

1.	American Trust Allegiance Fund, Series of Advisors Series Trust
2.	Capital Advisors Growth Fund, Series of Advisors Series Trust
3.	Chase Growth Fund, Series of Advisors Series Trust
4.	Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
5.	Edgar Lomax Value Fund, Series of Advisors Series Trust
6.	First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
7.	First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
8.	Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust

9.	Huber Large Cap Value Fund, Series of Advisors Series Trust
10.	Huber Mid Cap Value Fund, Series of Advisors Series Trust
11.	Huber Select Large Cap Value Fund, Series of Advisors Series Trust
12.	Huber Small Cap Value Fund, Series of Advisors Series Trust
13.	Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
14.	Logan Capital International Fund, Series of Advisors Series Trust
15.	Logan Capital Large Cap Core Fund, Series of Advisors Series Trust
16.	Logan Capital Small Cap Growth Fund, Series of Advisors Series Trust
17.	O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
18.	PIA BBB Bond Fund, Series of Advisors Series Trust
19.	PIA High Yield Fund, Series of Advisors Series Trust
20.	PIA High Yield Managed Account Completion Shares (MACS) Fund, Series of Advisors Series Trust
21.	PIA MBS Bond Fund, Series of Advisors Series Trust
22.	PIA Short-Term Securities Fund, Series of Advisors Series Trust
23.	Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
24.	Poplar Forest Partners Fund, Series of Advisors Series Trust
25.	Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
26.	Pzena International Small Cap Value Fund, Series of Advisors Series Trust
27.	Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28.	Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.	Scharf Alpha Opportunity Fund, Series of Advisors Series Trust
30.	Scharf Fund, Series of Advisors Series Trust
31.	Scharf Global Opportunity Fund, Series of Advisors Series Trust
32.	Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
33.	Semper MBS Total Return Fund, Series of Advisors Series Trust
34.	Semper Short Duration Fund, Series of Advisors Series Trust
35.	Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
36.	Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
37.	VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
38.	The Aegis Funds
39.	Allied Asset Advisors Funds
40.	Angel Oak Funds Trust
41.	Angel Oak Strategic Credit Fund
42.	Barrett Opportunity Fund, Inc.
43.	Bridges Investment Fund, Inc.
44.	Brookfield Investment Funds
45.	Buffalo Funds
46.	Cushing® Mutual Funds Trust
47.	DoubleLine Funds Trust
48.	EA Series Trust (f/k/a Alpha Architect ETF Trust)
49.	Ecofin Tax-Advantaged Social Impact Fund, Inc. (f/k/a Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.)
50.	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
51.	AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
52.	AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
53.	AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
54.	AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
55.	AAM Transformers ETF, Series of ETF Series Solutions
56.	AlphaClone Alternative Alpha ETF, Series of ETF Series Solutions
57.	AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions

58.	Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
59.	Aptus Defined Risk ETF, Series of ETF Series Solutions
60.	Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
61.	Aptus Enhanced Yield ETF, Series of ETF Series Solutions
62.	Blue Horizon BNE ETF, Series of ETF Series Solutions
63.	Carbon Strategy ETF, Series of ETF Series Solutions
64.	ClearShares OCIO ETF, Series of ETF Series Solutions
65.	ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
66.	ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
67.	Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
68.	Distillate US Fundamental Stability & Value ETF, Series of ETF Series Solutions
69.	ETFB Green SRI REITs ETF, Series of ETF Series Solutions
70.	Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
71.	Hoya Capital Housing ETF, Series of ETF Series Solutions
72.	iBET Sport Betting & Gaming ETF, Series of ETF Series Solutions
73.	International Drawdown Managed Equity ETF, Series of ETF Series Solutions
74.	LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
75.	LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
76.	LHA Market State Tactical Beta Q ETF, Series of ETF Series Solutions
77.	Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
78.	Loncar China BioPharma ETF, Series of ETF Series Solutions
79.	McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
80.	Nationwide Dow Jones® Risk-Managed Income ETF, Series of ETF Series Solutions
81.	Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
82.	Nationwide Russell 2000® Risk-Managed Income ETF, Series of ETF Series Solutions
83.	Nationwide S&P 500® Risk-Managed Income ETF, Series of ETF Series Solutions
84.	NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
85.	Opus Small Cap Value ETF, Series of ETF Series Solutions
86.	Premise Capital Diversified Tactical ETF, Series of ETF Series Solutions
87.	PSYK ETF, Series of ETF Series Solutions
88.	Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
89.	The Acquirers Fund, Series of ETF Series Solutions
90.	U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
91.	U.S. Global JETS ETF, Series of ETF Series Solutions
92.	U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
93.	U.S. Vegan Climate ETF, Series of ETF Series Solutions
94.	First American Funds, Inc.
95.	FundX Investment Trust
96.	The Glenmede Fund, Inc.
97.	The Glenmede Portfolios
98.	The GoodHaven Funds Trust
99.	Greenspring Fund, Incorporated
100.	Harding, Loevner Funds, Inc.
101.	Hennessy Funds Trust
102.	Horizon Funds
103.	Hotchkis & Wiley Funds
104.	Intrepid Capital Management Funds Trust
105.	Jacob Funds Inc.
106.	The Jensen Quality Growth Fund Inc.
107.	Kirr, Marbach Partners Funds, Inc.
108.	AAF First Priority CLO Bond ETF, Series of Listed Funds Trust

109.	Core Alternative ETF, Series of Listed Funds Trust
110.	Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
111.	Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
112.	LKCM Funds
113.	LoCorr Investment Trust
114.	Lord Asset Management Trust
115.	MainGate Trust
116.	ATAC Rotation Fund, Series of Managed Portfolio Series
117.	Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
118.	Ecofin Digital Payments Infrastructure Fund, Series of Managed Portfolio Series
119.	Ecofin Global Energy Transition Fund, Series of Managed Portfolio Series
120.	Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
121.	Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
122.	Ecofin Sustainable Water Fund, Series of Managed Portfolio Series
123.	Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series
124.	Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series
125.	Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series
126.	Jackson Square Global Growth Fund, Series of Managed Portfolio Series
127.	Jackson Square International Growth Fund, Series of Managed Portfolio Series
128.	Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
129.	Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
130.	Kensington Active Advantage Fund, Series of Managed Portfolio Series
131.	Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
132.	Kensington Managed Income Fund, Series of Managed Portfolio Series
133.	LK Balanced Fund, Series of Managed Portfolio Series
134.	Muhlenkamp Fund, Series of Managed Portfolio Series
135.	Nuance Concentrated Value Fund, Series of Managed Portfolio Series
136.	Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
137.	Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
138.	Port Street Quality Growth Fund, Series of Managed Portfolio Series
139.	Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
140.	Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
141.	Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
142.	Reinhart International PMV Fund, Series of Managed Portfolio Series
143.	Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
144.	Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series
145.	Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series
146.	Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
147.	V-Shares MSCI World ESG Materiality and Carbon Transition ETF, Series of Managed Portfolio Series
148.	V-Shares US Leadership Diversity ETF, Series of Managed Portfolio Series
149.	Argent Small Cap Fund, Series of Manager Directed Portfolios
150.	Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
151.	Hood River International Opportunity Fund, Series of Manager Directed Portfolios
152.	Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
153.	Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
154.	Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
155.	Matrix Advisors Funds Trust
156.	Matrix Advisors Value Fund, Inc.
157.	Monetta Trust
158.	Nicholas Equity Income Fund, Inc.

159.	Nicholas Fund, Inc.
160.	Nicholas II, Inc.
161.	Nicholas Limited Edition, Inc.
162.	Permanent Portfolio Family of Funds
163.	Perritt Funds, Inc.
164.	Procure ETF Trust II
165.	Professionally Managed Portfolios
166.	Prospector Funds, Inc.
167.	Provident Mutual Funds, Inc.
168.	Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
169.	Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
170.	Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
171.	Aquarius International Fund, Series of The RBB Fund, Inc.
172.	Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
173.	Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.
174.	Boston Partners Emerging Markets Long/Short Fund, Series of The RBB Fund, Inc.
175.	Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
176.	Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
177.	Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
178.	Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
179.	Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
180.	Boston Partners Small Cap Value II Fund, Series of The RBB Fund, Inc.
181.	Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
182.	Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
183.	Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
184.	Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
185.	Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
186.	Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
187.	Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
188.	Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
189.	SGI Global Equity Fund, Series of The RBB Fund, Inc.
190.	SGI Peak Growth Fund, Series of The RBB Fund, Inc.
191.	SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
192.	SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
193.	SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
194.	SGI U.S. Large Cap Equity VI Portfolio, Series of The RBB Fund, Inc.
195.	SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
196.	US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
197.	US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
198.	US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
199.	WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
200.	WPG Partners Small/Micro Cap Value Fund, Series of The RBB Fund, Inc.
201.	RBC Funds Trust
202.	Series Portfolios Trust
203.	Thompson IM Funds, Inc.
204.	TrimTabs ETF Trust
205.	Trust for Advised Portfolios
206.	Barrett Growth Fund, Series of Trust for Professional Managers
207.	Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
208.	Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
209.	CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers

210.	CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
211.	CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
212.	Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
213.	Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
214.	Jensen Quality Value Fund, Series of Trust for Professional Managers
215.	Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
216.	Rockefeller Core Taxable Bond Fund, Series of Trust for Professional Managers
217.	Rockefeller Equity Allocation Fund, Series of Trust for Professional Managers
218.	Rockefeller Intermediate Tax Exempt National Bond Fund, Series of Trust for Professional Managers
219.	Rockefeller Intermediate Tax Exempt New York Bond Fund, Series of Trust for Professional Managers
220.	Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
221.	USQ Core Real Estate Fund
222.	Wall Street EWM Funds Trust
223.	Wisconsin Capital Funds, Inc.

(b) To the best of Registrant’s knowledge, the following are the Officers and Manager of the Distributor, the Registrant’s principal underwriter.   The Distributor’s main business address is 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave., Suite 2200 Miwaukee, WI 53202	President	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer A. Brunner	111 E. Kilbourn Ave., Suite 2200 Miwaukee, WI 53202	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary	None
Susan L. LaFond	111 E. Kilbourn Ave., Suite 2200 Miwaukee, WI 53202	Vice President/Chief Compliance Officer/ Treasurer	None

(c) Not applicable.

 Item 33.     Location of Accounts and Records

The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant, Registrant’s Custodian, and Registrant’s Administrator as follows: the documents required to be maintained by paragraphs (5) and (11) of Rule 31a-1(b) will be maintained by Registrant; the documents required to be maintained by paragraphs (3) and (7) of Rule 31a-1(b) will be maintained by Registrant’s Custodian; and all other records will be maintained by Registrant’s Administrator.

Item 34.     Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.     Undertakings

Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant’s latest annual report to shareholders, upon request and without charge.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Novato and State of California, on the 23rd day of September, 2022.
     HENNESSY FUNDS TRUST
     (Registrant)

     By:/s/ Teresa M. Nilsen
     Teresa M. Nilsen
     Executive Vice President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities and on the date(s) indicated.
Name	Title	Date
/s/ Neil J. Hennessy Neil J. Hennessy	Chairman of the Board and President (Principal Executive Officer) and a Trustee	September 23, 2022
Robert T. Doyle*	Trustee	*
J. Dennis DeSousa*	Trustee	*
Gerald P. Richardson*	Trustee	*
Claire Garvie*	Trustee	*
/s/ Teresa M. Nilsen Teresa M. Nilsen	Executive Vice President and Treasurer (Principal Financial and Accounting Officer)	September 23, 2022

*By:  /s/ Teresa M. Nilsen
Teresa M. Nilsen
Attorney-in-fact
Dated as of September 23, 2022

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